UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07989

Metropolitan West Funds

(Exact name of registrant as specified in charter)

11766 Wilshire Boulevard, Suite 1580

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

Metropolitan West Funds

11766 Wilshire Boulevard, Suite 1580

Los Angeles, CA 90025

(Name and address of agent for service)

Registrant’s telephone number, including area code: (310) 966-8900

Date of fiscal year end: March 31

Date of reporting period: June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2006 (Unaudited)

Issues	Principal Amount	Value
BONDS — 72.88%
ASSET-BACKED SECURITIES — 16.74%³
Aames Mortgage Trust 2002-1 A3 (STEP), 6.90%, 06/25/32	$61,122	$61,665
ABFS Mortgage Loan Trust 2002-1 A5 (STEP), 6.51%, 12/15/32	87,946	88,546
ABFS Mortgage Loan Trust 2002-2 A7 (STEP), 5.22%, 07/15/33	55,056	54,290
ABFS Mortgage Loan Trust 2002-3 A (STEP), 4.26%, 09/15/33	245,155	240,900
ABFS Mortgage Loan Trust 2002-4 A (STEP), 4.43%, 12/15/33	191,397	184,844
Amortizing Residential Collateral Trust 2002-BC4 M2, 6.47%, 07/25/32[7]	1,830,299	1,847,175
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1, 5.84%, 12/28/404,7*	3,300,000	3,318,795
Bear Stearns Asset Backed Securities, Inc. 2000-2 M1 (STEP), 8.04%, 08/25/30	2,102,916	2,113,686
Centex Home Equity 2001-B A6, 6.36%, 07/25/32	2,589,897	2,582,978
CIT Group Home Equity Loan Trust 2002-1 MV2, 6.57%, 08/25/30[7]	1,020,027	1,027,049
Conseco Finance 2000-C B2, 7.25%, 07/15/297*	1,237	1,204
Conseco Finance 2001-C A4, 6.19%, 03/15/30	51,122	51,210
Conseco Finance Securitizations Corp. 2000-6 A4, 6.77%, 09/01/32	10,071	10,078
Contimortgage Home Equity Trust 1999-3 A6 (STEP), 8.18%, 12/25/29	16,264	16,222
Countrywide Asset-Backed Certificates 2003-BC1 M1, 6.24%, 12/25/32[7]	2,250,000	2,258,080
CS First Boston Mortgage Securities Corp. 2001-MH29 A (STEP), 5.60%, 09/25/31	287,904	271,518
Deutsche Financial Capital Securitization LLC 1997-I A3, 6.75%, 09/15/27	435,838	433,726
Fannie Mae Whole Loan 2003-W14 1A6, 5.82%, 09/25/43	787,484	783,681
FHLMC Structured Pass Through Securities T-49 AF5 (STEP), 4.95%, 12/25/32	1,301,672	1,283,470
First Alliance Mortgage Loan Trust 1994-3 A1, 7.83%, 10/25/25	18,908	18,833
First Franklin Mortgage Loan Asset Backed Certificates 2004-FFA M3A, 6.87%, 03/25/24[7]	3,500,000	3,526,236
First Franklin Mortgage Loan Asset Backed Certificates 2004-FFB M2, 5.80%, 06/25/24[7]	2,182,564	2,175,841
GE Capital Mortgage Services, Inc. 1998-HE1 A7, 6.47%, 06/25/28	5,697	5,681
Green Tree Financial Corp. 1994-1 A5, 7.65%, 04/15/19	19,261	19,846
Green Tree Financial Corp. 1996-8 A6, 7.60%, 10/15/27	51,885	53,376
Green Tree Financial Corp. 1998-6 A6, 6.27%, 06/01/30	34,210	34,227
Green Tree Financial Corp. 1999-3 A5, 6.16%, 02/01/31	465,270	465,465
Green Tree Home Improvement Loan Trust 1995-C B2, 7.60%, 07/15/20	507,727	501,706
Green Tree Home Improvement Loan Trust 1995-F B2, 7.10%, 01/15/21	130,199	127,203
Green Tree Home Improvement Loan Trust 1997-E HEM2, 7.48%, 01/15/29	22,642	22,668
GSAMP Trust 2004-FM1 M2, 6.72%, 11/25/33[7]	2,810,000	2,846,808
Home Equity Mortgage Trust 2004-1 M2, 6.72%, 06/25/34[7]	3,933,882	3,947,120
IndyMac Home Equity Loan Asset-Backed Trust 2002-A M1, 6.07%, 05/25/33[7]	2,400,000	2,403,683
IndyMac Manufactured Housing Contract 1998-2 A4, 6.64%, 12/25/27	500,328	480,049
Impac Secured Assets Corp. 2005-2 A2A (STEP), 5.44%, 03/25/36[7]	5,660,240	5,661,567
Irwin Home Equity 2001-2 M2, 6.57%, 07/25/26[7]	3,937	3,941
Irwin Home Equity 2003-1 B1, 8.72%, 02/25/28[7]	3,530,000	3,643,452
Irwin Home Equity 2003-A M2, 7.47%, 10/25/27[7]	2,705,000	2,740,801
Keystone Owner Trust 1998-P1 M2, 7.93%, 05/25/25[4]	52,876	52,707
Mellon Residential Funding Corp. 2001-HEIL A4 (STEP), 6.62%, 02/25/21	92,131	91,874
Mid-State Trust 6 A4, 7.79%, 07/01/35	70,495	71,651
Morgan Stanley ABS Capital I 2004-NC2 M2, 6.52%, 12/25/33[7]	5,000,000	5,077,367
Nomura Asset Acceptance Corp. 2006-S2 AIO (IO), 10.00%, 04/25/364*	11,116,667	1,247,363
Oakwood Mortgage Investors, Inc. 1998-A A4, 6.20%, 05/15/28	11,112	10,868
Oakwood Mortgage Investors, Inc. 1998-B
A3, 6.20%, 01/15/15	16,279	15,942
A4, 6.35%, 03/15/17	814,998	801,643
Oakwood Mortgage Investors, Inc. 2002-B AIO (IO), 6.00%, 05/15/106*	97,303	15,710
Option One Mortgage Loan Trust 1999-2 A5 (STEP), 7.26%, 05/25/29	129,613	129,230
Renaissance Home Equity Loan Trust 2005-2 N, 5.19%, 07/25/35[4]	703,282	696,579
Residential Asset Mortgage Products, Inc. 2001-RS1 AI4 (STEP), 7.51%, 03/25/31	604,058	602,380

Residential Asset Securities Corp. 2002-KS8 A4, 4.58%, 11/25/30	460,208	456,944
Residential Funding Mortgage Securities II, Inc. 1999-HI6 AI7 (STEP), 8.60%, 09/25/29	479,581	478,034
Residential Funding Mortgage Securities II, Inc. 2000-HI1 AI7 (STEP), 8.29%, 02/25/25	50,664	50,668
SACO I, Inc. 2004-1 AIO (IO) (STEP), 4.50%, 12/25/064,6*	20,637,000	377,442
SACO I, Inc. 2004-2 IO (IO) (STEP), 6.00%, 04/25/074,6*	17,518,000	514,794
SACO I, Inc. 2004-3A AIO (IO) (STEP), 6.00%, 12/25/074,6*	16,327,000	595,390
Saxon Asset Securities Trust 2002-1 M2, 6.52%, 11/25/31[7]	395,027	397,451
Terwin Mortgage Trust 2004-2SL AX (IO), 10.25%, 02/25/344,6*	2,933,336	50,859
Terwin Mortgage Trust 2004-6SL AX (IO), 8.00%, 06/25/344,6,7*	3,900,000	139,044
Terwin Mortgage Trust 2004-10SL AX (IO), 6.00%, 09/25/344,6*	13,933,333	498,873
Terwin Mortgage Trust 2004-13AL 2PX (IO), 0.34%, 08/25/344,6*	14,823,160	304,961
Terwin Mortgage Trust 2005-11 1A1A (STEP), 4.50%, 11/25/364*	1,902,267	1,891,175
UCFC Home Equity Loan 1998-D BF1, 8.97%, 04/15/30	1,243	1,261
Vanderbilt Mortgage Finance 2002-C A2, 4.23%, 02/07/15	644,719	641,090

Total Asset-Backed Securities (Cost $66,555,257)		60,518,920

CORPORATES — 6.13%²
Automotive — 1.23%
DaimlerChrysler NA Holding Corp., 5.49%, 03/07/07[7]	1,140,000	1,140,423
Ford Motor Credit Co., 10.49%, 06/15/11[4,7]	1,025,000	1,029,689
General Motors Acceptance Corp.,
6.13%, 09/15/06	460,000	459,343
6.60%, 09/23/08[7] (MTN)	1,868,000	1,831,213

		4,460,668

Banking — 1.59%
Chase Capital I, 7.67%, 12/01/26	2,600,000	2,712,567
CS First Boston London,
9.65%, 03/24/10[4,7]	2,286,000	2,033,877
9.65%, 03/24/10[4,7]	1,136,000	1,010,711

		5,757,155

Basic Industry — 1.00%
Oregon Steel Mills, Inc., 10.00%, 07/15/09	1,600,000	1,680,000
Steel Dynamics, Inc., 9.50%, 03/15/09	1,875,000	1,933,594

		3,613,594

Communications — 0.12%
Sprint Capital Corp. (STEP), 4.78%, 08/17/06	450,000	449,524

Electric — 0.71%
Dominion Resources, Inc., 5.79%, 09/28/07[7]	1,000,000	1,000,956
Entergy Gulf States, Inc.,
6.02%, 12/08/08[4,7]	1,000,000	1,001,530
5.63%, 12/01/09[7]	550,000	544,710

		2,547,196

Finance — 0.81%
Lehman Brothers Holdings Inc. (MTN) H, 12.50%, 11/30/10[7]	883,000	798,232
Pemex Finance Ltd., 8.02%, 05/15/07	143,333	144,554
Residential Capital Corp., 6.90%, 04/17/09[4,7]	2,000,000	2,001,388

		2,944,174

Insurance — 0.15%
Zurich Capital Trust I, 8.38%, 06/01/37[4]	500,000	528,676

Transportation — 0.48%
Air 2 US A, 8.03%, 10/01/20[4]	579,768	581,580
Continental Airlines, Inc. 1997-2 A, 7.15%, 12/30/08	893,165	880,129
Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	276,525	275,249

		1,736,958

Total Corporates (Cost $22,515,047)		22,182,499

MORTGAGE-BACKED — 49.53%³
Non-Agency Mortgage-Backed — 21.40%
Banc of America Funding Corp. 2003-2 1A1, 6.50%, 06/25/32	139,975	139,232
Banc of America Mortgage Securities 2003-A 2A2, 4.57%, 02/25/33[7]	50,025	49,236
Citigroup Mortgage Loan Trust, Inc. 2003-1 WA2, 6.50%, 10/25/33	1,739,900	1,736,638
Citigroup Mortgage Loan Trust, Inc. 2003-UST1 A1, 5.50%, 12/25/18	1,198,538	1,167,452
Citigroup Mortgage Loan Trust, Inc. 2004-2 2A1, 6.50%, 08/25/18[4]	1,369,943	1,370,586
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41, 5.14%, 02/25/34[7]	716,876	704,466
Countrywide Alternative Loan Trust 2004-J6 2A1, 6.50%, 11/25/31	1,234,261	1,232,484
Countrywide Alternative Loan Trust 2005-14 4X (IO), 0.76%, 05/25/356,7*	7,595,804	200,859
Countrywide Alternative Loan Trust 2005-16 A5, 5.60%, 06/25/35[7]	2,199,499	2,213,078
Countrywide Alternative Loan Trust 2005-27 2A1, 5.49%, 08/25/357*	3,010,463	3,025,327
Countrywide Alternative Loan Trust 2005-51 2A2A, 5.56%, 11/20/35[7]	3,041,459	3,059,631
Countrywide Alternative Loan Trust 2005-59
1A1, 5.60%, 11/20/35[7]	2,737,841	2,749,609
2X (IO), 1.45%, 11/20/35[6,7]	11,393,448	455,738
Countrywide Alternative Loan Trust 2005-61 2A1, 5.60%, 12/25/35[7]	2,930,648	2,937,140
Countrywide Alternative Loan Trust 2006-OA2 XIP (IO), 0.00%, 05/20/46[6,7]	16,490,000	856,144
CS First Boston Mortgage Securities Corp. 2002-29 2A3, 7.00%, 10/25/32	176,444	176,236
CS First Boston Mortgage Securities Corp. 2002-AR27 1A2, 6.41%, 10/25/32[7]	2,699,425	2,696,100
CS First Boston Mortgage Securities Corp. 2003-AR24 2A4, 4.03%, 10/25/33[7]	3,020,000	2,938,860
CS First Boston Mortgage Securities Corp. 2002-AR31 4A2, 5.34%, 11/25/32[7]	200,000	190,454
CS First Boston Mortgage Securities Corp. 2004-1 2A1, 6.50%, 02/25/34	1,741,042	1,741,799
DSLA Mortgage Loan Trust 2004-AR1 A2A, 5.68%, 09/19/44[7]	975,083	978,977
DSLA Mortgage Loan Trust 2005-AR2 2A1A, 5.46%, 03/19/45[7]	2,356,722	2,361,004
Fifth Third Mortgage Loan Trust 2002-FTB1 5A1, 4.71%, 11/19/32[7]	174,518	172,596
First Horizon Mortgage Pass-Through Trust, 2002-AR2 2A1, 5.26%, 12/27/32[7]	249,539	245,773
First Horizon Mortgage Pass-Through Trust, 2003-AR2 1A1, 5.78%, 07/25/33[7]	286,063	281,378
GMAC Mortgage Corp. Loan Trust 2000-HE2 A1 (STEP), 5.54%, 06/25/30[5]	9,305,946	9,327,455
GMAC Mortgage Corp. Loan Trust 2003-GH1 A5 (STEP), 5.23%, 07/25/34[5]	116,846	116,170
Harborview Mortgage Loan Trust 2004-8 2A4A, 5.65%, 11/19/34[7]	2,902,552	2,914,534
Harborview Mortgage Loan Trust 2005-1 X (IO), 0.76%, 03/19/35[6,7]	8,552,413	184,411
Harborview Mortgage Loan Trust 2005-10 X (IO), 0.88%, 11/19/35[6,7]	17,436,263	452,253
Harborview Mortgage Loan Trust 2005-11 2A1A, 5.56%, 08/19/45[7]	2,456,644	2,466,715
Harborview Mortgage Loan Trust 2005-12 X2A (IO), 0.62%, 10/19/35[6,7]	45,471,197	611,019
IndyMac Index Mortgage Loan Trust 2004-AR6 6A1, 5.46%, 10/25/34[7]	1,315,208	1,296,587
IndyMac Index Mortgage Loan Trust 2004-AR8 2A2A, 5.72%, 11/25/34[7]	637,568	641,728
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO), 0.00%, 12/25/34[6,7]	6,013,074	139,052
IndyMac Index Mortgage Loan Trust 2005-AR18 2A1B, 6.10%, 10/25/36[7]	3,131,632	3,163,371
MASTR Adjustable Rate Mortgages Trust 2004-1 2A1, 3.61%, 01/25/34[7]	518,932	523,194
MASTR Adjustable Rate Mortgages Trust 2004-5 3A1, 4.47%, 06/25/34[7]	839,768	829,798
MASTR Adjustable Rate Mortgages Trust 2004-13 3A2, 3.79%, 11/21/34[7]	393,585	392,067
MASTR Seasoned Securities Trust 2004-1 4A1, 5.19%, 10/25/32[7]	1,033,273	1,024,560
MASTR Seasoned Securities Trust 2004-2 A2, 6.50%, 08/25/32	1,561,331	1,567,383
MASTR Seasoned Securities Trust 2005-1 4A1, 5.82%, 10/25/32[7]	1,371,615	1,367,808
Mellon Residential Funding Corp. 1998-TBC1 A3, 6.66%, 10/25/28[7]	396,133	395,427
Residential Accredit Loans, Inc. 2002-QS17 NB1, 6.00%, 11/25/32	121,462	121,152
Residential Asset Mortgage Products, Inc. 2003-SL1 A11, 7.13%, 03/25/16	1,209,507	1,220,031
Residential Asset Mortgage Products, Inc. 2004-SL1
A2, 8.50%, 11/25/31	536,777	559,189
A7, 7.00%, 11/25/31	126,725	128,155
A8, 6.50%, 11/25/31	827,228	833,161
Residential Asset Mortgage Products, Inc. 2005-SL1 A5, 6.50%, 03/25/32	4,459,575	4,451,213
Residential Asset Securitization Trust 2004-IP2 2A1, 5.24%, 12/25/34[7]	1,539,375	1,523,393
Structured Asset Securities Corp. 2001-15A 4A1, 6.00%, 10/25/31[7]	55,731	55,551
Structured Asset Securities Corp. 2002-8A 6A, 6.67%, 05/25/32[7]	3,791	3,775
Washington Mutual, Inc. 2002-AR6 A, 5.54%, 06/25/427*	802,679	806,717
Washington Mutual, Inc. 2002-AR10 A6, 4.82%, 10/25/32[7]	192,298	190,437
Washington Mutual, Inc. 2002-AR17 2A, 4.87%, 11/25/42[7]	1,181,435	1,159,876
Washington Mutual, Inc. 2002-AR18 A, 4.12%, 01/25/33[7]	1,208,561	1,190,513
Washington Mutual, Inc. 2003-AR6 A1, 4.34%, 06/25/33[7]	1,494,290	1,471,229
Washington Mutual, Inc. 2005-AR1 A2A2, 5.57%, 01/25/45[7]	877,718	879,126
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS1 1A, 5.00%, 02/25/18	696,423	662,691
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A, 7.00%, 04/25/33	562,408	573,165
Washington Mutual MSC Mortgage Pass-Through Certificates 2004-RA1 2A, 7.00%, 03/25/34	472,697	476,723

		77,400,426

U.S. Agency Mortgage-Backed — 28.13%
Fannie Mae 1988-12 A, 10.00%, 02/25/18[7]	255,095	284,765
Fannie Mae 1992-50 F, 5.84%, 04/25/07[7]	48,472	48,563
Fannie Mae 1992-53 G, 7.00%, 04/25/07	25,811	25,837
Fannie Mae 1993-80 S, 4.35%, 05/25/23[7]	19,207	18,015
Fannie Mae 1993-210 PL, 6.50%, 04/25/23	539,584	541,045
Fannie Mae 1994-55 S, 11.84%, 12/25/23[7]	15,039	15,967
Fannie Mae 1997-23 PB, 6.63%, 01/25/22	102,677	103,690
Fannie Mae 1998-58 PC, 6.50%, 10/25/28	1,690,421	1,717,748
Fannie Mae 2000-27 AN, 6.00%, 08/25/30	29,442	29,565
Fannie Mae 2001-31 SA, 6.07%, 11/25/17[7]	535,195	535,069

Fannie Mae 2001-42 SB, 8.50%, 09/25/31[7]	10,660	10,978
Fannie Mae 2001-60 JZ, 6.00%, 03/25/31	199,804	199,071
Fannie Mae 2001-68 PV, 6.00%, 11/25/18	250,000	250,689
Fannie Mae 2003-37 IG (IO), 5.50%, 05/25/32	551,608	88,503
Fannie Mae 2003-85 IE (IO), 5.50%, 06/25/29	212,567	25,533
Fannie Mae 2003-124
IO (IO) 5.25%, 03/25/31	1,273,085	61,159
TS, 9.80%, 01/25/34[7]	236,962	251,319
Fannie Mae 2004-96 MT, 7.00%, 12/25/34[7]	414,000	424,205
Fannie Mae 2005-47 SL, 7.50%, 06/25/35[7]	613,314	593,864
Fannie Mae 2006-16 ZG, 6.00%, 12/25/24*	2,116,854	2,107,097
Fannie Mae Pool 111643, 4.43%, 09/01/20[7]	35,579	35,322
Fannie Mae Pool 190656, 6.50%, 02/01/14	489,974	496,208
Fannie Mae Pool 254190, 5.50%, 02/01/09	702,503	695,539
Fannie Mae Pool 303683, 6.50%, 08/01/25	22,328	22,548
Fannie Mae Pool 523829, 8.00%, 11/01/19	569,132	601,600
Fannie Mae Pool 545350, 6.50%, 11/01/16	1,954,900	1,983,699
Fannie Mae Pool 555098, 5.16%, 11/01/32[7]	346,953	341,812
Fannie Mae Pool 555177, 4.86%, 01/01/33[7]	524,414	509,634
Fannie Mae Pool 555207, 7.00%, 11/01/17	107,818	109,545
Fannie Mae Pool 555312, 5.69%, 01/01/33[7]	2,780,521	2,811,487
Fannie Mae Pool 555705, 5.20%, 07/01/33[7]	1,802,632	1,832,086
Fannie Mae Pool 567002, 8.00%, 05/01/23	258,868	271,925
Fannie Mae Pool 582521, 7.00%, 05/01/31	72,968	74,787
Fannie Mae Pool 630599, 7.00%, 05/01/32	458,561	469,916
Fannie Mae Pool 646884, 5.53%, 05/01/32[7]	44,122	43,936
Fannie Mae Pool 647903, 6.17%, 04/01/27[7]	255,485	262,177
Fannie Mae Pool 648860, 6.50%, 05/01/17	1,648,052	1,672,414
Fannie Mae Pool 655127, 7.00%, 07/01/32	100,688	102,788
Fannie Mae Pool 655133, 7.00%, 08/01/32	96,597	98,631
Fannie Mae Pool 655151, 7.00%, 08/01/32	235,121	240,739
Fannie Mae Pool 655928, 7.00%, 08/01/32	61,054	62,566
Fannie Mae Pool 735207, 7.00%, 04/01/34	1,559,117	1,596,114
Fannie Mae Pool 735686, 6.50%, 12/01/22	2,116,469	2,131,483
Fannie Mae Pool 745161, 3.15%, 10/01/33[7]	2,776,002	2,763,748
Fannie Mae Pool 762525, 6.50%, 11/01/33	267,559	268,738
Fannie Mae Pool 764605, 3.64%, 01/01/34[7]	2,999,437	2,993,597
Fannie Mae Pool 770900, 3.33%, 04/01/34[7]	3,194,403	3,156,162
Fannie Mae Pool 771153, 4.00%, 02/01/34[7]	3,723,133	3,707,514
Fannie Mae Pool 805268, 4.65%, 01/01/35[7]	1,576,035	1,599,838
Fannie Mae Pool 806513, 4.08%, 12/01/34[7]	3,450,245	3,403,568
Fannie Mae Pool 810557, 4.91%, 02/01/35[7]	5,228,536	5,203,510
Fannie Mae Pool 811267, 4.46%, 12/01/34[7]	1,003,563	993,379
Fannie Mae Pool 818862, 4.55%, 02/01/35[7]	4,820,291	4,813,274
Fannie Mae Pool 840634, 6.50%, 06/01/35	1,444,854	1,460,011
Freddie Mac 1214 KA, 6.08%, 02/15/22[7]	23,357	23,382
Freddie Mac 1526 L, 6.50%, 06/15/23	59,490	60,308
Freddie Mac 1610 PM, 6.25%, 04/15/22	27,117	27,121
Freddie Mac 1625 FC, 4.66%, 12/15/08[7]	50,688	49,979
Freddie Mac 1662 L, 4.58%, 01/15/19[7]	7,801	7,739
Freddie Mac 1695 EA, 7.00%, 12/15/23	19,092	19,147
Freddie Mac 1702 TJ, 7.00%, 04/15/13	294,791	300,626
Freddie Mac 2043 CJ, 6.50%, 04/15/28	131,484	133,306
Freddie Mac 2161 PG, 6.00%, 04/15/28	21,470	21,481
Freddie Mac 2451 SP, 5.50%, 05/15/09[7]	11,086	10,942
Freddie Mac 2469 AK, 6.00%, 04/15/30	25,413	25,381
Freddie Mac 2527 TI (IO), 6.00%, 02/15/32	790,471	137,500
Freddie Mac 2535 LI (IO), 5.50%, 08/15/26	72,038	3,724
Freddie Mac 2561 BX (IO), 5.00%, 05/15/17	867,608	113,403
Freddie Mac 2587 IH (IO), 5.00%, 08/15/25	2,000,000	176,500
Freddie Mac 2594 VK, 5.00%, 02/15/23	1,017,577	1,003,585
Freddie Mac 2642 BW (IO), 5.00%, 06/15/23	101,753	19,825
Freddie Mac 2657 LX (IO), 6.00%, 05/15/18	546,927	91,716
Freddie Mac 2809 HX (IO), 6.00%, 10/15/24	932,787	46,683
Freddie Mac 2835 IB (IO), 5.50%, 01/15/19	928,072	31,002
Freddie Mac 2856 ST, 7.00%, 09/15/23[7]	784,441	766,746
Freddie Mac 2905 JG, 7.00%, 09/15/34	1,196,717	1,200,987
Freddie Mac 2906 NX (IO), 0.30%, 12/15/34[7]	11,423,803	53,235
Freddie Mac 2971 AB, 5.00%, 05/15/20	279,152	260,853
Freddie Mac Gold A45796, 7.00%, 01/01/33	2,065,028	2,119,991
Freddie Mac Gold C90237, 6.50%, 11/01/18	312,519	316,860
Freddie Mac Gold C90474, 7.00%, 08/01/21	457,916	470,887
Freddie Mac Gold D93410, 6.50%, 04/01/19	354,993	359,985
Freddie Mac Gold E90474, 6.00%, 07/01/17	1,836,127	1,840,301
Freddie Mac Gold G10616, 5.50%, 07/01/09	287,604	285,450
Freddie Mac Gold G11454, 5.50%, 07/01/15	1,082,297	1,063,547
Freddie Mac Gold G18087, 6.50%, 09/01/20	1,179,601	1,194,022
Freddie Mac Gold O30092, 5.50%, 10/01/15	358,526	349,795
Freddie Mac Gold P20295, 7.00%, 10/01/29	113,801	116,103
Freddie Mac Gold P50019, 7.00%, 07/01/24*	20,111	20,422
Freddie Mac Gold P50214, 6.50%, 02/01/34*	571,945	571,347
Freddie Mac Gold P50230, 6.50%, 04/01/34*	1,723,560	1,721,756
Freddie Mac Gold P60084, 6.00%, 03/01/16*	1,845,886	1,843,689
Freddie Mac Pool 1B0202, 5.44%, 01/01/32[7]	3,177,411	3,171,244
Freddie Mac Pool 1L0113, 5.94%, 05/01/35[7]	3,018,043	3,061,808
Freddie Mac Pool 775554, 4.73%, 10/01/18[7]	14,016	13,938
Freddie Mac Pool 781163, 3.82%, 01/01/34[7]	3,391,858	3,419,489
Freddie Mac Pool 781817, 4.08%, 08/01/34[7]	3,749,789	3,710,331
Freddie Mac Pool 781908, 4.18%, 09/01/34[7]	2,764,566	2,727,423
Freddie Mac Pool 782824, 4.70%, 11/01/34	3,668,077	3,635,562
Freddie Mac Pool 788498, 6.44%, 02/01/30[7]	1,582,563	1,607,954
Freddie Mac Pool 865369, 5.65%, 06/01/22[7]	8,354	8,328
Freddie Mac Pool 972112, 6.09%, 01/01/33[7]	2,134,327	2,169,490

Ginnie Mae 2003-28 LI (IO), 5.50%, 02/20/32	600,363	90,636
Ginnie Mae 2003-40 IW (IO), 5.50%, 07/20/29	204,426	11,425
Ginnie Mae 2003-58 IG (IO), 5.50%, 05/17/29	100,000	12,958
Ginnie Mae 2003-75 CI (IO), 5.50%, 01/20/21	185,959	4,114
Ginnie Mae 2003-95 SB, 4.20%, 09/17/31[7]	287,285	275,510
Ginnie Mae 2004-2 FW, 6.51%, 01/16/34[7]	333,327	360,132
Ginnie Mae 2004-41 IE (IO), 5.50%, 05/20/30	2,500,000	462,941
Ginnie Mae 2004-42 AB, 6.00%, 03/20/32	442,120	442,007
Ginnie Mae II Pool 80546, 5.00%, 10/20/31[7]	147,273	146,774
Ginnie Mae II Pool 80610, 4.38%, 06/20/32[7]	2,579,926	2,552,173
Ginnie Mae II Pool 80614, 4.50%, 07/20/32[7]	254,817	254,983
Ginnie Mae II Pool 80687, 4.50%, 04/20/33[7]	1,347,714	1,336,447
Ginnie Mae II Pool 8339, 5.13%, 12/20/23[7]	161,443	162,278
Ginnie Mae II Pool 8684, 4.75%, 08/20/25[7]	239,878	240,451
Ginnie Mae II Pool 81018, 5.00%, 08/20/34[7]	807,028	808,434

		101,709,133

Total Mortgage-Backed (Cost $183,030,594)		179,109,559

U.S. AGENCY SECURITIES — 0.48%
U.S. Agency Securities — 0.48%
Federal Home Loan Bank, 4.50%, 10/12/07	1,740,000	1,718,882

Total U.S. Agency Securities (Cost $1,735,532)		1,718,882

Total Bonds (Cost $273,836,430)		263,529,860

SHORT TERM INVESTMENTS — 32.49%
Commercial Paper — 10.80%
Alcoa, Inc., 5.35%[5], 08/18/06	3,160,000	3,138,398
Cafco LLC, 5.09%[5], 07/20/06	3,300,000	3,292,068
Chariot Funding, 5.15%[5], 07/14/06	3,300,000	3,294,807
Ciesco LP, 5.03%[5], 07/06/06	3,300,000	3,298,617
CIT Group Inc., 5.06%[5], 07/05/06	3,300,000	3,299,072
Citi Group Funding Corp., 5.07%[5], 07/13/06	3,300,000	3,295,352
CRC Funding LLC, 5.06%[5], 07/06/06	3,300,000	3,298,609
General Electric Capital Corp.,
5.27%[5], 09/13/06	2,550,000	2,522,725
5.05%[5], 07/13/06	790,000	788,892
HSBC Finance Corp., 5.25%[5], 07/28/06	3,475,000	3,462,331
Park Avenue Receivables, 5.07%[5], 07/11/06	3,300,000	3,296,282
Preferred Receivables Funding Corp., 5.06[5]%, 07/06/06	3,300,000	3,298,609
Ranger Funding Co. LLC, 5.04%[5], 07/06/06	2,780,000	2,778,832

		39,064,594

Money Market RIC — 0.72%
JPMorgan Prime Money Market Fund	2,602,954	2,602,954

U.S. Agency Discount Notes — 20.97%
Fannie Mae,
5.02%[5], 08/30/06[8]	34,000	33,718
5.11%[5], 09/06/06[8]	18,000	17,831
5.22%[5], 09/20/06	17,000,000	16,805,826
5.28%[5], 09/13/06	15,217,000	15,058,591
5.29%[5], 09/20/06	20,000,000	19,771,560
5.29%[5], 09/20/06	2,862,000	2,829,310
Federal Home Loan Bank,
5.18%[5], 09/13/06	3,590,000	3,552,628
5.19%[5], 07/26/06	7,025,000	7,001,706
Freddie Mac,
4.97%[5], 08/22/06[8]	8,000	7,943
5.03%[5], 07/11/06	6,000,000	5,993,300
5.03%[5], 08/22/06[8]	7,000	6,950
5.25%[5], 09/19/06	4,800,000	4,745,870

Total U.S. Agency Securities (Cost $75,818,252)		75,825,233

Total Short Term Investments (Cost $117,486,198)		117,492,781

Total Investments — 105.37% (Cost $391,322,628)¹		381,022,641

Liabilities in Excess of Other Assets — (5.37)%		(19,424,223)

Net Assets — 100.00%		$361,598,418

FUTURES CONTRACTS: SHORT POSITIONS

Contracts		Unrealized Appreciation
33	Euro Dollars Ninety Day, March 2007	$94,325
126	U.S. Treasury Two Year Note, September 2006	97,781

	Net unrealized appreciation	$192,106

Notes:

[1]	Cost for Federal income tax purposes is $391,322,628 and net unrealized appreciation consists of:

Unrealized (Depreciation)
Gross unrealized appreciation	$535,986
Gross unrealized depreciation	(10,834,754)

Net unrealized (depreciation)	$(10,298,768)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2006 was $19,246,019 representing 5.32% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Illiquid Security.
[7]	Floating rate security. The rate disclosed is that in effect at June 30, 2006.
[8]	Securities, or a portion there of, pledged as collateral with a value of $66,442 on 33 short Euro futures contracts and 126 short U.S. Treasury Note futures contracts.
*	The aggregate value of fair valued securities is $19,252,824 which is 5.32% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

(IO): Interest only

(MTN): Medium term note

(STEP): Step coupon bond

See accompanying notes to schedules of portfolio investments

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2006 (Unaudited)

Issues	Principal Amount	Value
BONDS — 90.05%
ASSET-BACKED SECURITIES — 16.94%³
ABFS Mortgage Loan Trust 2002-2 A7 (STEP), 5.22%, 07/15/33	$1,117,897	$1,102,336
Amresco Residential Securities Mortgage Loan Trust 1998-2 B1F, 7.72%, 06/25/28	133,469	132,885
Bayview Financial Acquisition Trust 2005-A A1, 5.84%, 02/28/404,7*	3,000,000	3,006,693
Bear Stearns Asset Backed Securities, Inc. 2000-2 M2 (STEP), 8.28%, 08/25/30	5,995,000	6,131,636
Castle Trust 2003-1AW A1, 5.95%, 05/15/27[4,7]	4,272,580	4,274,439
Credit-Based Asset Servicing and Securitization 2006-CB1 AF2 (STEP), 5.24%, 01/25/36	7,685,000	7,596,221
Conseco Finance 2001-D A5 (STEP), 6.19%, 11/15/32	1,255,300	1,264,851
Conseco Finance Securitizations Corp. 2000-6 A4, 6.77%, 09/01/32	28,866	28,885
Conseco Finance Securitizations Corp. 2001-3 AIO (IO), 2.50%, 05/01/336*	17,800,000	394,376
Countrywide Asset-Backed Certificates 2004-13 AV2, 5.58%, 05/25/34[7]	5,883,944	5,892,368
Countrywide Asset-Backed Certificates 2005-13 AF1, 5.45%, 04/25/36[7]	9,412,185	9,419,727
Countrywide Home Equity Loan Trust 2005-M A2, 5.32%, 02/15/36[7]	10,438,348	10,440,541
Equity One ABS, Inc. 2002-2 AF3, 5.77%, 10/25/32	162,468	161,997
First Alliance Mortgage Loan Trust 1994-3 A1, 7.83%, 10/25/25	5,672	5,650
First Franklin Mortgage Loan Asset Backed Certificates 2005-FF2 A2B, 5.50%, 03/25/35[7]	11,038,000	11,053,448
First Union Home Equity Loan Trust 1997-3 B, 7.39%, 03/25/29	114,759	103,669
Green Tree Financial Corp. 1994-1 A5, 7.65%, 04/15/19	1,136,420	1,170,918
Green Tree Financial Corp. 1995-10 A6, 7.05%, 01/15/27	1,278,027	1,290,299
Green Tree Home Improvement Loan Trust 1997-E HEM2, 7.48%, 01/15/29	603,785	604,489
Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS, 7.24%, 12/15/22	816,916	800,408
Greenpoint Mortgage Funding Trust 2005-HE2 A1, 5.40%, 04/15/307*	1,121,206	1,121,914
GSAMP Trust 2005-HE4 A2A, 5.44%, 08/25/35[7]	2,829,151	2,831,351
Home Equity Mortgage Trust 2006-1 A1B, 5.45%, 05/25/36[7]	9,563,861	9,572,783
IndyMac Home Equity Loan Asset-Backed Trust 2004-1 A, 5.20%, 04/25/26[7]	6,269,464	6,276,165
Lehman ABS Manufactured Housing Contract 2001-B AIOC (IO), 0.05%, 05/15/416,7*	407,986,451	6,959,866
Mellon Residential Funding Corp. 2001-HEIL A4 (STEP), 6.62%, 02/25/21	1,658,351	1,653,728
Merrill Lynch Mortgage Investors, Inc. 2006-WMC1 A2B, 5.46%, 01/25/37[7]	5,139,000	5,142,106
Morgan Stanley ABS Capital I 2004-NC2 M2, 6.52%, 12/25/33[7]	1,100,000	1,117,021
Nomura Asset Acceptance Corp. 2006-S1 A1, 5.46%, 01/25/36[4,7]	11,312,310	11,320,728
Oakwood Mortgage Investors, Inc. 2002-B
AIO (IO), 6.00%, 05/15/106*	14,309,211	2,310,246
A1, 5.43%, 05/15/13[7]	600,423	524,916
A2, 5.19%, 09/15/19	393,367	326,369
Pegasus Aviation Lease Securitization 2000-1 B1, 8.08%, 03/25/304,6*	8,806,150	90,098
Residential Asset Mortgage Products, Inc. 2001-RS1 AI4 (STEP), 7.51%, 03/25/31	709,266	707,295
Residential Asset Securities Corp. 2005-KS8 A1, 5.43%, 08/25/35[7]	3,116,295	3,118,755
Structured Asset Receivables Trust 2003-1, 5.00%, 01/21/104,7*	5,477,284	5,439,251
Structured Asset Receivables Trust 2003-2, 5.33%, 01/21/094,7*	1,959,914	1,946,305
Structured Settlements Fund 1999-A A, 7.25%, 12/20/154*	845,715	849,019
Terwin Mortgage Trust 2004-1HE A1, 5.83%, 02/25/344.7	187,160	187,348
Terwin Mortgage Trust 2004-7HE A1, 5.87%, 07/25/34[4,7]	543,122	543,450
Terwin Mortgage Trust 2005-13SL A1B, 4.75%, 12/25/364*	12,100,000	11,719,352
Terwin Mortgage Trust 2005-9HGS A1, 4.00%, 08/25/35[4,7]	5,901,831	5,813,184
Terwin Mortgage Trust 2006-2HGS A2, 4.50%, 03/25/374,7*	8,200,000	7,919,173
Terwin Mortgage Trust 2006-4SL A2, 4.50%, 05/25/374*	12,500,000	12,076,138

Total Asset-Backed Securities (Cost $179,713,717)		164,442,397

CORPORATES — 27.31%²
Automotive — 4.27%
DaimlerChrysler NA Holding Corp., 5.49%, 03/07/07[7]	8,000,000	8,002,968
Ford Motor Credit Co.,
6.64%, 01/15/10[7]	4,070,000	3,711,046
10.49%, 06/15/11[4,7]	10,541,000	10,589,225
General Motors Acceptance Corp.,
6.13%, 09/15/06	2,350,000	2,346,642
4.38%, 12/10/07 (MTN)	4,560,000	4,375,461
7.43%, 12/01/14[7]	12,798,000	12,420,677

		41,446,019

Banking — 4.65%
BankAmerica Institutional A, 8.07%, 12/31/26[4]	5,250,000	5,506,379
BankBoston Capital Trust II, 7.75%, 12/15/26	4,246,000	4,438,700
CS First Boston London,
9.65%, 03/24/10[4,7]	3,146,000	2,799,028
9.65%, 03/24/10[4,7]	6,764,000	6,017,998
Credit Suisse (USA), Inc., 6.50%, 01/15/12	3,200,000	3,305,725
Deutsche Bank Luxembourg SA, 6.83%, 12/28/07[4]	4,128,000	4,173,887
JPMorgan Chase & Co. (MTN), 8.55%, 07/23/137*	1,500,000	1,376,977
Keycorp Institution CAP-B, 8.25%, 12/15/26	9,000,000	9,437,436
Roslyn Bancorp, Inc., 5.75%, 11/15/07	6,900,000	6,845,186
State Street Institution CAP-B., 8.04%, 03/15/27[4]	1,228,000	1,291,219

		45,192,535

Basic Industry — 0.62%
Steel Dynamics, Inc., 9.50%, 03/15/09	5,800,000	5,981,250

Communications — 2.54%
New England Telephone & Telegraph Co., 7.65%, 06/15/07	4,964,000	5,038,172
Cebridge 2nd Lien PIK, 0.50%, 05/05/14[10]	4,500,000	4,327,502
Qwest Capital Funding, Inc., 7.75%, 08/15/06	7,250,000	7,286,250
Sprint Capital Corp. (STEP), 4.78%, 08/17/06	2,891,000	2,887,941
Viacom, Inc., 5.69%, 06/16/094,7*	5,150,000	5,157,789

		24,697,654

Consumer Products — 0.41%
SABMiller PLC, 5.78%, 07/01/09[4,7]	4,000,000	4,000,980

Electric — 4.06%
American Electric Power Co., Inc. (STEP), 4.71%, 08/16/07	6,270,000	6,194,910
Cedar Brakes II LLC, 9.88%, 09/01/13[4]	7,452,501	8,261,462
Dominion Resources, Inc., 5.79%, 09/28/07[7]	7,000,000	7,006,692
Entergy Gulf States, Inc., 6.02%, 12/08/08[4,7]	5,230,000	5,238,002
Georgia Power Capital Trust VI, 4.88%, 11/01/42[7]	7,360,000	7,245,353
Power Contract Financing LLC, 6.26%, 02/01/10[4]	3,070,000	3,071,624
Power Receivables Finance LLC, 6.29%, 01/01/12	2,403,286	2,396,841

		39,414,884

Finance — 2.85%
Bear Stearns Cos., Inc. (The), 5.36%, 01/31/11[7]	1,710,000	1,713,122
Countrywide Financial Corp., 5.68%, 03/24/09[7]	1,900,000	1,902,215
Lehman Brothers Holdings, Inc. (MTN) H, 12.50%, 11/30/10[7]	3,293,000	2,976,872
Lehman Brothers Holdings, Inc. (MTN) H, 14.50%, 06/20/16[7]	5,886,000	5,769,457
Meridian Funding Co. LLC, 5.21%, 10/06/09[4,7]	3,674,404	3,679,188
Pemex Finance Ltd., 8.88%, 11/15/10	3,334,000	3,620,641
Pemex Finance Ltd. 1992-2 A1, 9.69%, 08/15/09	1,300,000	1,387,315
Residential Capital Corp., 6.90%, 04/17/09[4,7]	6,668,000	6,672,628

		27,721,438

Insurance — 1.17%
Farmers Insurance Exchange Capital, 6.00%, 08/01/14[4]	1,900,000	1,830,462
Odyssey Re Holdings Corp., 7.65%, 11/01/13	1,226,000	1,179,566
Zurich Capital Trust I, 8.38%, 06/01/37[4]	7,870,000	8,321,360

		11,331,388

Natural Gas — 0.39%
Sempra Energy,
4.62%, 05/17/07	1,250,000	1,238,080
5.66%, 05/21/08[7]	2,575,000	2,577,423

		3,815,503

Real Estate Investment Trust (REIT) — 2.90%
CPG Partners LP, 8.25%, 02/01/11	4,065,000	4,413,814
Duke Realty LP, 5.70%, 12/22/06[7]	2,917,000	2,919,824
Highwoods Properties, Inc., 7.00%, 12/01/06	8,985,000	9,011,470
JDN Realty Corp., 6.95%, 08/01/07	5,000,000	4,993,745
Shurgard Storage Centers, Inc., 7.75%, 02/22/11	1,500,000	1,597,836
Westfield Capital Corp. Ltd, 5.45%, 11/02/07[4,7]	5,175,000	5,189,573

		28,126,262

Secured Assets — 0.51%
Ingress I Ltd., 7.38%, 03/30/404*	5,490,000	4,959,873

Transportation — 2.94%
Air 2 US A, 8.03%, 10/01/20[4]	7,181,583	7,204,026
American Airlines, Inc. 2001-2 A2, 7.86%, 04/01/13	3,069,000	3,255,058
Continental Airlines, Inc. 1997-4 A, 6.90%, 07/02/19	3,242,071	3,256,989
Continental Airlines, Inc. 1999-1 A, 6.55%, 08/02/20	3,942,968	3,907,449
Continental Airlines, Inc. 2002-1 G2, 6.56%, 08/15/13	2,105,000	2,143,760
Delta Air Lines, Inc. 2001-1
A1, 6.62%, 09/18/12[9]	337,941	339,528
A2, 7.11%, 03/18/13[9]	329,000	331,063
Northwest Airlines, Inc. 2001-1 A1, 7.04%, 10/01/23[9]	1,878,291	1,874,770
United Air Lines, Inc. Term Loan, 8.44%, 02/01/12	1,000,000	1,011,354
United Air Lines, Inc. 2001-1 A2, 6.20%, 03/01/10	5,186,059	5,189,300

		28,513,297

Total Corporates (Cost $267,883,199)		265,201,083

MORTGAGE-BACKED — 26.30%³
Commercial Mortgage-Backed — 1.55%
CS First Boston Mortgage Securities Corp. 2004-C2 A1, 3.82%, 05/15/36	9,811,818	9,179,198
CS First Boston Mortgage Securities Corp. 2004-C5 A2, 4.18%, 11/15/37	5,800,000	5,541,952
DLJ Mortgage Acceptance Corp. 1996-QA S (IO), 2.65%, 01/25/264,6,7*	248,580	337
DLJ Mortgage Acceptance Corp. 1997-CF1 A1B, 7.60%, 05/15/30[4]	373,721	376,303

		15,097,790

Non-Agency Mortgage-Backed — 11.75%
Banco de Credito Y Securitizacion SA 2001-1 AF, 8.00%, 05/31/104,6*	3,580,676	1,048,802
BHN I Mortgage Fund 2000-1 AF, 8.00%, 03/31/114,6*	3,639,276	1,065,967
Blackrock Capital Finance LP 1997-R2 AP, 6.72%, 12/25/35[4,7]	31,977	31,997
Chase Mortgage Finance Corp., 2005-A1 1A1, 5.42%, 12/25/35[7]	11,777,781	11,420,831
Citigroup Mortgage Loan Trust, Inc. 2003-1 WA2, 6.50%, 10/25/33	98,176	97,992
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41, 5.14%, 02/25/34[7]	358,438	352,233
Countrywide Alternative Loan Trust 2005-14 4X (IO), 0.76%, 05/25/356,7*	21,927,188	579,829
Countrywide Alternative Loan Trust 2005-27 2A1, 5.49%, 08/25/357*	4,241,427	4,262,369
Countrywide Alternative Loan Trust 2005-59 1A1, 5.60%, 11/20/35[7]	9,254,675	9,294,452
Countrywide Alternative Loan Trust 2005-59 2X (IO), 1.45%, 11/20/35[6,7]	36,011,689	1,440,468
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO), 0.00%, 05/20/46[6,7]	48,210,000	2,503,015
DSLA Mortgage Loan Trust 2005-AR2 2A1A, 5.58%, 03/19/45[7]	8,080,190	8,094,870
Harborview Mortgage Loan Trust 2005-1 X (IO), 0.91%, 03/19/35[6,7]	23,703,675	511,110
Harborview Mortgage Loan Trust 2005-10 X (IO), 1.02%, 11/19/35[6,7]	40,322,808	1,045,873
IndyMac Index Mortgage Loan Trust 2004-AR12
A1, 5.71%, 12/25/34[7]	5,109,257	5,126,011
AX2 (IO), 0.00%, 12/25/34[6,7]	17,144,555	396,468
IndyMac Index Mortgage Loan Trust 2004-AR8 2A2A, 5.72%, 11/25/34[7]	4,457,435	4,486,519
MASTR Adjustable Rate Mortgages Trust 2004-1 2A1, 3.61%, 01/25/34[7]	2,043,725	2,060,514
MASTR Adjustable Rate Mortgages Trust 2004-5 3A1, 4.47%, 06/25/34[7]	4,438,775	4,386,076
MASTR Seasoned Securities Trust 2004-1 4A1, 5.19%, 10/25/32[7]	4,133,093	4,098,241
MASTR Seasoned Securities Trust 2005-1 4A1, 5.82%, 10/25/32[7]	5,908,261	5,891,864
Residential Asset Mortgage Products, Inc. 2004-SL1 A7, 7.00%, 11/25/31	2,843,591	2,875,670
Residential Asset Mortgage Products, Inc. 2004-SL4 A3, 6.50%, 07/25/32	6,913,341	6,974,294
Residential Asset Mortgage Products, Inc. 2005-SL1 A5, 6.50%, 05/25/32	13,560,698	13,535,272
SLH Mortgage Trust 1990-1 G, 9.60%, 03/25/21	13,768	13,729
Washington Mutual 2002-AR17 2A, 4.87%, 11/25/42[7]	4,489,452	4,407,528
Washington Mutual 2002-AR18 A, 4.12%, 01/25/33[7]	2,855,923	2,813,273
Washington Mutual 2004-AR10 A2A, 5.38%, 07/25/44[7]	2,532,684	2,535,488
Washington Mutual 2004-AR12 A4A, 5.38%, 10/25/44[7]	2,569,467	2,572,371
Washington Mutual 2005-AR2 2A21, 5.65%, 01/25/45[7]	4,804,903	4,818,063
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS2 3A1, 5.00%, 03/25/18	5,608,663	5,300,713

		114,041,902

U.S. Agency Mortgage-Backed — 13.00%
Fannie Mae 1993-95 SB, 15.05%, 06/25/08[7]	61,956	67,051
Fannie Mae 1997-44 SB (IO), 3.24%, 06/25/08[7]	724,810	19,576
Fannie Mae 1997-76 FS, 5.73%, 09/17/27[7]	123,807	124,980
Fannie Mae 2005-2 Amortizing Notes, 4.00%, 02/25/10	15,354,717	14,718,935
Fannie Mae 2001-60 JZ, 6.00%, 03/25/31	435,314	433,716
Fannie Mae 2003-90 UD (IO), 5.50%, 10/25/26	6,731,818	722,984
Fannie Mae Pool 555177, 4.86%, 01/01/33[7]	223,750	217,444
Fannie Mae Pool 567002, 8.00%, 05/01/23	271,196	284,875
Fannie Mae Pool 735575, 5.50%, 12/01/18	7,640,734	7,515,372
Fannie Mae Pool 735686, 6.50%, 12/01/22	7,653,461	7,707,755
Fannie Mae Pool 745383, 4.32%, 12/01/35[7]	10,119,524	9,987,849
Fannie Mae Pool 770333, 3.47%, 04/01/34[7]	7,690,731	7,563,173
Fannie Mae Pool 770900, 3.33%, 04/01/34[7]	4,761,815	4,704,809
Fannie Mae Pool 785307, 4.17%, 07/01/34[7]	10,684,592	10,550,156
Fannie Mae Pool 817611, 5.36%, 11/01/35[7]	5,761,489	5,615,442
Freddie Mac 1164 O, 7.62%, 11/15/06[7,11]	5,540	100
Freddie Mac 2174 PN, 6.00%, 07/15/29	7,419,755	7,385,282
Freddie Mac 2561 BX (IO), 5.00%, 05/15/17	1,673,155	218,694
Freddie Mac Gold A24156, 6.50%, 10/01/31	3,183,404	3,215,411
Freddie Mac Gold C46104, 6.50%, 09/01/29	88,132	89,114
Freddie Mac Gold G11707, 6.00%, 03/01/20	6,238,723	6,252,904
Freddie Mac Gold P50019, 7.00%, 07/01/24*	165,869	168,435
Freddie Mac Pool 1B1928, 4.29%, 08/01/34[7]	9,680,009	9,573,972
Freddie Mac Pool 1L0113, 5.94%, 05/01/35[7]	6,923,952	7,024,357
Freddie Mac Pool 781469, 3.14%, 04/01/34[7]	6,361,432	6,237,480
Freddie Mac Pool 786781, 6.73%, 08/01/29[7]	404,725	417,321
Freddie Mac Pool 847288, 3.14%, 05/01/34[7]	10,554,063	10,508,741
Ginnie Mae 2003-28 LI (IO), 5.50%, 02/20/32	2,489,308	375,809
Ginnie Mae 2003-40 IW (IO), 5.50%, 07/20/29	5,260,504	293,999
Ginnie Mae 2003-75 CI (IO), 5.50%, 01/20/21	1,543,046	34,134
Ginnie Mae Pool 1849, 8.50%, 08/20/24	2,987	3,217
Ginnie Mae Pool 2020, 8.50%, 06/20/25	9,711	10,468
Ginnie Mae Pool 2286, 8.50%, 09/20/26	6,462	6,919
Ginnie Mae Pool 2487, 8.50%, 09/20/27	38,716	41,475
Ginnie Mae Pool 422972, 6.50%, 07/15/29	103,120	104,725
Ginnie Mae Pool 80589, 4.63%, 03/20/32[7]	424,272	424,437
Ginnie Mae Pool 80968, 5.00%, 07/20/34[7]	3,609,784	3,599,671

		126,220,782

Total Mortgage-Backed (Cost $270,911,441)		255,360,474

U.S. AGENCY SECURITIES — 8.15%
U.S. Agency Securities — 8.15%
Fannie Mae,
2.63%, 01/19/07	3,412,000	3,359,233
3.25%, 01/15/08	6,518,000	6,308,538
3.88%, 02/01/08	5,652,000	5,517,324
Federal Home Loan Bank,
4.50%, 10/12/07	8,185,000	8,085,659
3.38%, 07/21/08	7,875,000	7,563,158
4.25%, 09/26/08	10,910,000	10,642,072
4.38%, 10/03/08[6]	9,850,000	9,629,557
Freddie Mac,
3.00%, 09/29/06	6,965,000	6,923,482
2.88%, 12/15/06	14,710,000	14,541,350
3.25%, 02/25/08	6,790,000	6,548,921

Total U.S. Agency Securities (Cost $79,844,146)		79,119,294

U.S. TREASURY SECURITIES — 11.35%
U.S. Treasury Notes — 11.35%
U.S. Treasury Notes,
3.00%, 11/15/07	124,000	120,430
3.13%, 09/15/08[8]	114,898,000	110,131,571

Total U.S. Treasury Securities (Cost $110,493,628)		110,252,001

Total Bonds (Cost $908,846,131)		874,375,249

	Shares
PREFERRED STOCK — 0.31%
Finance — 0.31%
Woodbourne Pass-Through Trust, 6.24%, 12/31/49[4,7]	30	3,021,564

Total Preferred Stock (Cost $3,000,000)		3,021,564

	Principal Amount
SHORT TERM INVESTMENTS — 12.34%
Commercial Paper — 11.87%
Ciesco LP,
5.05%[5], 07/06/06	$9,750,000	9,745,897
5.32%[5], 08/18/06	4,645,000	4,613,424
5.32%[5], 08/18/06	1,010,000	1,003,134
CIT Group Inc.,
5.06%[5], 07/05/06	22,110,000	22,103,785
5.29%[5], 09/12/06	1,200,000	1,197,355
Citi Group Funding Corp., 5.30%[5], 09/20/06	2,080,000	2,055,516
DaimlerChrysler NA Holding Corp.,
5.17%[5], 07/14/06	9,900,000	9,884,361
5.46%[5], 09/19/06	5,300,000	5,235,785
General Electric Capital Corp.,
5.03%[5], 07/13/06	795,000	793,889
5.03%[5], 07/13/06	5,455,000	5,447,378
5.05%[5], 07/13/06	16,975,000	16,951,188
Park Avenue Receivables, 5.13%[5], 07/14/06	16,830,000	16,803,619
Preferred Receivables Funding Corp., 5.11%[5], 07/12/06	19,400,000	19,375,217

		115,210,548

Money Market RIC — 0.36%
JPMorgan Prime Money Market Fund	3,511,908	3,511,908
U.S. Agency Discount Notes — 0.11%
Fannie Mae, 5.23%[5], 09/20/06	1,070,000	1,057,778

Total Short Term Investments (Cost $119,772,109)		119,780,234

Total Investments — 102.70% (Cost $1,031,618,240)¹		997,177,047

Liabilities in Excess of Other Assets — (2.70)%		(26,197,848)

Net Assets — 100.00%		$970,979,199

FUTURES CONTRACTS: SHORT POSITIONS

Contracts		Unrealized Appreciation
47	U.S. Treasury Five Year Note, September 2006	$25,039

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized (Depreciation)
1,161	U.S. Treasury Two Year Note, September 2006	$(890,672)

SWAPS: CREDIT DEFAULT (PURCHASED)

Notional Amount (000's)		Unrealized (Depreciation)
478	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the ACE Securities Corp. 2004-RM2 B1, 7.02% due 01/25/35. Counterparty: Citigroup Inc. Expire 01/25/35	$(7,371)
478	Pay a fixed rate equal to 3.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Aegis Asset Backed Securities Trust 2004-5 B3, 8.82% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	(11,828)
478	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R6 M3, 7.47% due 07/25/34. Counterparty: Citigroup Inc. Expire 07/25/34	(6,908)
478	Pay a fixed rate equal to 1.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CDC Mortgage Capital Trust 2004-HE3 B2, 7.27% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(6,183)
478	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-12 MV8, 7.12% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(7,449)
478	Pay a fixed rate equal to 2.05% and the Fund will receive the counterparty at par in the event of default of the Countrywide Asset-Backed Certificates 2004-6 M8, 7.52% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(7,650)
796	Pay a fixed rate equal to 3.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC1 B, 8.32% due 01/25/34. Counterparty: Citigroup Inc. Expire 01/25/34	(10,318)
796	Pay a fixed rate equal to 2.00% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC2 M8, 7.47% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(11,980)
478	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GSAMP Trust 2005-HE1 B2, 7.02% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	(7,840)
478	Pay a fixed rate equal to 3.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Equity Asset Trust 2004-8 B3, 8.42% due 03/25/35. Counterparty: Citigroup Inc. Expire 03/25/35	(8,996)
478	Pay a fixed rate equal to 2.03% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Long Beach Mortgage Loan Trust 2004-2 M6, 7.57% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(6,578)
478	Pay a fixed rate equal to 2.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Master Asset Backed Securities Trust 2004-WMC2 M5, 7.72% due 04/25/34. Counterparty: Citigroup Inc. Expire 04/25/34	(5,682)
478	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-HE6 B2, 7.27% due 08/25/34. Counterparty: Citigroup Inc. Expire 08/25/34	(7,827)
478	Pay a fixed rate equal to 2.07% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-NC5 B2, 7.57% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(7,009)
796	Pay a fixed rate equal to 2.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the New Century Home Equity Loan Trust 2004-4 M9, 8.02% due 02/25/35. Counterparty: Citigroup Inc. Expire 02/25/35	(13,252)
478	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Residential Asset Securities Corp. 2004-KS10 M5, 7.17% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(7,345)

	Net unrealized (depreciation)	$(134,216)

Notes:

¹	Cost for Federal income tax purposes is $1,031,618,240 and net unrealized depreciation consists of:

Unrealized (Depreciation)
Gross unrealized appreciation	$2,110,188
Gross unrealized depreciation	(36,551,381)

Net unrealized (depreciation)	$(34,441,193)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2006 was $164,694,851 representing 16.96% of total assets.
[5]	Represents annualized yield at date of purchase.
[6]	Illiquid Security.
[7]	Floating rate security. The rate disclosed is that in effect at June 30, 2006.
[8]	Securities, or a portion there of, pledged as collateral with a value of $413,120 on 47 short U.S. Treasury Five Year Note and 1,161 long U.S. Treasury Two Year Note futures contracts.
[9]	Security is currently in default with regards to scheduled interest or principal payments.
[10]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees.

Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
05/17/06	United AirLines, Inc. Term Loan, 8.44%, 02/01/12	$1,014,920	$1,011,354	0.10%
06/30/06	Cebridge 2nd Lien PIK, 0.50%, 05/05/14	4,500,000	4,327,502	0.45%

		$5,514,920	$5,338,856	0.55%

[11]	IOette. This security represents the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount therefore appear unusually large.
*	Fair valued security. The aggregate value of fair valued securities is $72,452,809 which is 7.46% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

(EMTN): Euro medium term note

(IO): Interest only

(MTN): Medium term note

(STEP): Step coupon bond

See accompanying notes to schedules of portfolio investments

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2006 (Unaudited)

Issues	Principal Amount	Value
BONDS — 94.02%
ASSET-BACKED SECURITIES — 8.20%³
ABFS Mortgage Loan Trust 2002-2 A7 (STEP), 5.22%, 07/15/33	$72,663	$71,652
Bayview Financial Acquisition Trust 2005-B 1A1 (STEP), 4.44%, 04/28/39	84,603	84,015
Birch Real Estate CDO Ltd. 1A A1, 5.16%, 02/10/384*	650,000	630,195
Centex Home Equity 2005-A AF1 (STEP), 3.70%, 06/25/22	11,395	11,363
Conseco Finance 2001-D A5 (STEP), 6.19%, 11/15/32	418,433	421,617
Conseco Finance 2002-A A5 (STEP), 7.05%, 04/15/32	426,847	433,700
Conseco Finance 2002-C BF2, 8.00%, 06/15/324*	383,917	383,830
Credit-Based Asset Servicing and Securitization LLC 2004-CB8 AF1 (STEP), 3.63%, 12/25/35	26,475	26,390
GMAC Mortgage Corp. Loan Trust 2006-HLTV A3, 5.59%, 10/25/29*	935,000	925,210
Green Tree Home Improvement Loan Trust 1995-C B2, 7.60%, 07/15/20	206	204
HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/114*	72,493	73,540
JPMorgan RV Marine Trust 2004-1A A1, 3.12%, 04/15/11[4]	236,462	232,879
Keystone Owner Trust 1998-P1 M2, 7.93%, 05/25/25[4]	98,702	98,387
Mid-State Trust 2004-1 B, 8.90%, 08/15/37	344,810	341,927
Oakwood Mortgage Investors, Inc. 1997-A A5, 7.13%, 05/15/27	122,066	122,558
Oakwood Mortgage Investors, Inc. 2001-D
A2, 5.26%, 01/15/19	247,530	152,530
A3, 5.90%, 09/15/22	294,924	191,333
Oakwood Mortgage Investors, Inc. 2002-B A1, 5.43%, 05/15/13[7]	66,714	58,324
Residential Asset Mortgage Products, Inc. 2004-RS12 AI2, 3.77%, 02/25/27	675,000	671,118
Structured Asset Receivables Trust 2003-1, 5.00%, 01/21/104,7*	414,946	412,064
Terwin Mortgage Trust 2005-9HGS A1, 4.00%, 08/25/35[4,7]	402,526	396,480
Terwin Mortgage Trust 2005-11 1A1A (STEP), 4.50%, 11/25/364*	365,821	363,688
UCFC Home Equity Loan 1998-D
BF1, 8.97%, 04/15/30	3,657	3,708
MF1, 6.91%, 04/15/30	330,397	329,650

Total Asset-Backed Securities (Cost $6,793,960)		6,436,362

CORPORATES — 23.79%²
Automotive — 3.18%
Ford Motor Co., 7.45%, 07/16/31	279,000	202,973
Ford Motor Credit Co.,
6.63%, 06/16/08	100,000	95,222
8.63%, 11/01/10	319,000	298,659
7.38%, 02/01/11	300,000	268,876
7.25%, 10/25/11	416,000	369,413
General Motors Acceptance Corp.,
7.43%, 12/01/14[7]	213,000	206,720
6.75%, 12/01/14	400,000	372,107
6.88%, 09/15/11	474,000	452,754
General Motors Corp.,
7.20%, 01/15/11	250,000	222,500
8.25%, 07/15/23	14,000	11,095

		2,500,319

Banking — 3.59%
BankBoston Corp., 7.75%, 12/15/26	700,000	731,769
CS First Boston London,
9.65%, 03/24/10[4,7]	608,000	540,944
9.65%, 03/24/10[4,7]	334,000	297,163
Credit Suisse (USA), Inc. 6.50%, 01/15/12	291,000	300,614
Danske Bank A/S, 5.91%, 12/29/49[4,7]	120,000	115,858
Greenpoint Capital Trust I, 9.10%, 06/01/27	227,000	242,334
National Capital Trust II, 5.49%, 12/29/49[4,7]	327,000	301,908
Providian Capital I, 9.53%, 02/01/27[4]	275,000	292,080

		2,822,670

Communications — 1.18%
Qwest Corp.,
5.63%, 11/15/08	489,000	479,220
7.88%, 09/01/11	175,000	178,062
Sprint Capital Corp. (STEP), 4.78%, 08/17/06	270,000	269,714

		926,996

Electric — 3.86%
Cedar Brakes II LLC, 9.88%, 09/01/13[4]	389,326	431,587
Entergy Louisiana LLC, 5.83%, 11/01/10	698,000	687,416
FPL Energy National Wind, 5.61%, 03/10/24[4]	722,289	693,417
Nevada Power Co., 6.50%, 05/15/18[4]	750,000	727,565
Power Receivable Finance LLC, 6.29%, 01/01/12	495,272	493,944

		3,033,929

Finance — 2.03%
Lehman Brothers Holdings, Inc. (MTN) H, 12.50%, 11/30/10[7]	271,000	244,984
Lehman Brothers Holdings, Inc. (MTN) H, 14.50%, 06/20/16[7]	452,000	443,050
Pemex Finance Ltd., 8.88%, 11/15/10	375,000	407,241
Residential Capital Corp., 6.90%, 04/17/09[4,7]	500,000	500,347

		1,595,622

Health Care — 0.50%
HCA, Inc., 5.25%, 11/06/08	400,000	391,457

Insurance — 2.63%
Fairfax Financial Holdings Ltd., 7.75%, 04/26/12	375,000	328,125
Farmers Exchange Capital,
7.05%, 07/15/28[4]	410,000	393,383
7.20%, 07/15/48[4]	115,000	107,491
Nationwide Mutual Insurance Co., 6.60%, 04/15/34[4]	440,000	414,680
Stingray Pass-Through Trust, 5.90%, 01/12/15[4]	225,000	212,616
Zurich Capital Trust I, 8.38%, 6/01/37[4]	575,000	607,977

		2,064,272

Natural Gas — 0.98%
El Paso Corp., 7.00%, 05/15/11	300,000	297,375
Sempra Energy, 5.66%, 05/21/08[7]	475,000	475,447

		772,822

Real Estate Investment Trust (REIT) — 2.87%
Colonial Realty LP, 4.75%, 02/01/10	586,000	561,477
CPG Partners LP, 8.25%, 02/01/11	330,000	358,317
EOP Operating LP, 6.11%, 10/01/10[7]	159,000	160,824
Health Care Property Investors, Inc., 7.07%, 06/08/15	160,000	167,610
Highwoods Properties, Inc., 7.13%, 02/01/08	790,000	802,405
Prime Property Fund, Inc., 5.60%, 06/15/11[4]	206,000	202,580

		2,253,213

Transportation — 2.97%
Air 2 US A, 8.03%, 10/01/20[4]	542,083	543,777
American Airlines, Inc. 2001-2 A2, 7.86%, 04/01/13	20,000	21,213
American Airlines, Inc. 2005-1 G, 5.11%, 03/29/144*	490,250	485,884
Continental Airlines, Inc. 1997-1 A, 7.46%, 10/01/16	14,968	14,525
Continental Airlines, Inc. 1997-2 A, 7.15%, 12/30/08	77,408	76,278
Continental Airlines, Inc. 1997-4 A, 6.90%, 07/02/19	305,547	306,953
Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	83,578	83,193
Continental Airlines, Inc. 1999-2 A1, 7.26%, 09/15/21	212,411	218,072
Delta Air Lines, Inc. 2000-1 A1, 7.38%, 11/18/11[9]	48,819	48,905
Northwest Airlines, Inc. 2001-1 A1, 7.04%, 10/01/23[9]	138,440	138,180
United Air Lines, Inc. 2001-1 A1, 6.07%, 09/01/14	77,475	77,329
United Air Lines, Inc. 2001-1 A2, 6.20%, 03/01/10	314,307	314,503

		2,328,812

Total Corporates (Cost $19,079,133)		18,690,112

MORTGAGE-BACKED — 24.15%³
Non-Agency Mortgage-Backed — 11.57%
Adjustable Rate Mortgage Trust 2005-8 4A11, 5.44%, 11/25/35[7]	1,145,810	1,111,084
Banc of America Mortgage Securities 2003-1 2A4, 5.00%, 02/25/18	297,368	283,522
Countrywide Alternative Loan Trust 2005-14 4X (IO), 0.76%, 05/25/356,7*	1,601,443	42,348
Countrywide Alternative Loan Trust 2005-27
2A1, 5.49%, 08/25/357*	643,557	646,734
3A2, 5.24%, 08/25/357*	161,778	161,935
Countrywide Alternative Loan Trust 2005-59 2X (IO), 1.45% 11/20/35[6,7]	2,980,705	119,228
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO), 0.00%, 05/20/46[6,7]	3,830,000	198,850
Countrywide Home Loan Mortgage Pass-Through Trust 2004-14 4A1, 5.13% 08/25/34[7]	978,326	926,664
First Horizon Mortgage Pass-Through Trust 2002-7 2A2, 5.25%, 12/25/17	320,318	317,734
First Horizon Mortgage Pass-Through Trust 2003-10 2A1, 4.75%, 01/25/19	997,674	962,680
First Union Commercial Mortgage Trust 1999-C1 A2, 6.07%, 10/15/35	585,371	589,272
Harborview Mortgage Loan Trust 2005-1 X (IO), 0.76%, 03/19/35[6,7]	1,683,120	36,292
Harborview Mortgage Loan Trust 2005-10 X (IO), 0.88%, 11/19/35[6,7]	3,209,868	83,256
IndyMac Index Mortgage Loan Trust 2004-A12 AX2 (IO), 0.00%, 12/25/34[6,7]	1,222,064	28,260
IndyMac Index Mortgage Loan Trust 2004-AR6 6A1, 5.46%, 10/25/34[7]	326,725	322,099
IndyMac Index Mortgage Loan Trust 2004-AR8 2A2A, 5.72%, 11/25/34[7]	340,960	343,185
MASTR Seasoned Securities Trust 2004-2 A2, 6.50%, 08/25/32	354,229	355,602
Morgan Stanley Capital I 2006-HQ8 A4, 5.56%, 03/12/44	1,150,000	1,116,084
Residential Asset Mortgage Products, Inc. 2003-SL1 A41, 8.00%, 04/25/31	177,134	180,307
Residential Asset Mortgage Products, Inc. 2004-SL1 A7, 7.00%, 11/25/31	208,633	210,987
Residential Asset Securitization Trust 2004-IP2 2A1, 5.24%, 12/25/34[7]	303,210	300,062
Washington Mutual, Inc. 2002-AR18 A, 4.12%, 01/25/33[7]	162,877	160,445
Washington Mutual, Inc. 2004-AR10 A2A, 5.38%, 07/25/44[7]	197,957	198,176
Washington Mutual, Inc. 2004-AR12 A4A, 5.38%, 10/25/44[7]	193,892	194,111
Washington Mutual MSC Mortgage Pass-Through Certificates 2004-RA1 2A, 7.00%, 03/25/34	199,419	201,118

		9,090,035

U.S. Agency Mortgage-Backed — 12.58%
Fannie Mae 1993-225 SG, 4.90%, 12/25/13[7]	287,590	278,548
Fannie Mae 1993-80 S, 4.35%, 05/25/23[7]	60,020	56,298
Fannie Mae 1994-55 S, 11.84%, 12/25/23[7]	60,156	63,867
Fannie Mae 2001-52 YZ, 6.50%, 10/25/31	997,677	1,010,446
Fannie Mae 2003-53 IA (IO), 5.50%, 10/25/28	304,748	32,614
Fannie Mae (TBA), 5.50%, 07/15/21	1,145,000	1,123,888
Fannie Mae (TBA), 5.00%, 07/15/36	674,000	630,190
Fannie Mae Pool 253974, 7.00%, 08/01/31	122,169	125,027
Fannie Mae Pool 527247, 7.00%, 09/01/26	317	325

Fannie Mae Pool 545646, 7.00%, 09/01/26	210	216
Fannie Mae Pool 549740, 6.50%, 10/01/27	166,412	167,990
Fannie Mae Pool 727247, 5.00%, 09/01/33	252,641	237,385
Fannie Mae Pool 735575, 5.50%, 12/01/18	538,672	529,834
Fannie Mae Pool 735686, 6.50%, 12/01/22	580,961	585,082
Fannie Mae Pool 735861, 6.50%, 09/01/33	1,088,429	1,099,044
Fannie Mae Pool 764388, 4.97%, 03/01/34[7]	613,180	584,471
Fannie Mae Pool 817611, 5.36%, 11/01/35[7]	435,743	424,697
Fannie Mae Pool 895606, 5.78%, 06/01/367*	1,149,598	1,132,785
Freddie Mac 1602 SN, 10.09%, 10/15/23[7]	14,590	15,388
Freddie Mac 2174 PN, 6.00%, 07/15/29	541,370	538,855
Freddie Mac 2451 SP, 5.50%, 05/15/09[7]	79,823	78,782
Freddie Mac 2561 BX (IO), 5.00%, 05/15/17	390,424	51,031
Freddie Mac Gold A33262, 5.50%, 02/01/35	319,484	307,161
Freddie Mac Gold G01673, 5.50%, 04/01/34	113,525	109,363
Freddie Mac Gold P50019, 7.00%, 07/01/24*	33,710	34,232
Ginnie Mae 2003-28 LI (IO), 5.50%, 02/20/32	281,145	42,444
Ginnie Mae 2004-34 IA (IO), 5.50%, 12/20/31	440,000	27,414
Ginnie Mae 2004-8 SE, 3.66%, 11/26/23[7]	346,564	312,447
Ginnie Mae II Pool 80968, 5.00%, 07/20/34[7]	282,505	281,713

		9,881,537

Total Mortgage-Backed (Cost $19,762,619)		18,971,572

U.S. TREASURY SECURITIES — 37.88%
U.S. Treasury Bonds — 4.69%
U.S. Principal Strip, 4.32%[5], 08/15/09	3,891,000	3,323,774
U.S. Treasury Bonds, 7.50%, 11/15/16	307,000	363,220

		3,686,994

U.S. Treasury Notes — 33.19%
U.S. Treasury Notes,
3.00%, 12/31/06[8]	1,867,000	1,846,653
3.13%, 09/15/08	794,000	761,062
3.38%, 10/15/09	7,801,000	7,397,548
4.88%, 04/30/11	3,310,000	3,277,291
4.88%, 02/15/12	3,351,000	3,315,399
4.25%, 11/15/14	10,066,000	9,469,912

		26,067,865

Total U.S. Treasury Securities (Cost $30,360,552)		29,754,859

Total Bonds (Cost $75,996,264)		73,852,905

SHORT TERM INVESTMENTS — 8.11%
Commercial Paper — 6.13%
Ciesco LP, 5.05%[5], 07/06/06	550,000	549,769
CIT Group Inc., 5.06%[5], 07/05/06	1,840,000	1,839,483
General Electric Capital Corp., 5.27%[5], 09/13/06	1,900,000	1,879,678
National Rural Utilities Cooperative Finance Corp., 5.27%[5], 08/10/06	550,000	546,940

		4,815,870

Money Market RIC — 1.98%
JPMorgan Prime Money Market Fund	1,557,870	1,557,870

Total Short Term Investments (Cost $6,374,036)		6,373,740

Total Investments — 102.13% (Cost $82,370,300)¹		80,226,645

Liabilities in Excess of Other Assets — (2.13)%		(1,673,903)

Net Assets — 100.00%		$78,552,742

FUTURES CONTRACTS: SHORT POSITIONS

Contracts		Unrealized (Depreciation)
17	U.S. Treasury Five Year Note, September 2006	$(9,101)

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized (Depreciation)
7	U.S. Treasury Two Year Note, September 2006	$(5,469)

SWAPS: CREDIT DEFAULT (PURCHASED)

Notional Amount (000’s)		Unrealized (Depreciation)
35	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the ACE Securities Corp. 2004-RM2 B1, 7.02% due 01/25/35. Counterparty: Citigroup Inc. Expire 01/25/35	$(540)
35	Pay a fixed rate equal to 3.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Aegis Asset Backed Securities Trust 2004-5 B3, 8.82% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	(866)
35	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R6 M3, 7.47% due 07/25/34. Counterparty: Citigroup Inc. Expire 07/25/34	(506)
35	Pay a fixed rate equal to 1.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CDC Mortgage Capital Trust 2004-HE3 B2, 7.27% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(453)
35	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-12 MV8, 7.12% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(546)
35	Pay a fixed rate equal to 2.05% and the Fund will receive the counterparty at par in the event of default of the Countrywide Asset-Backed Certificates 2004-6 M8, 7.52% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(560)
58	Pay a fixed rate equal to 3.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC1 B, 8.32% due 01/25/34. Counterparty: Citigroup Inc. Expire 01/25/34	(756)
58	Pay a fixed rate equal to 2.00% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC2 M8, 7.47% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(878)
35	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GSAMP Trust 2005-HE1 B2, 7.02% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	(575)
35	Pay a fixed rate equal to 3.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Equity Asset Trust 2004-8 B3, 8.42% due 03/25/35. Counterparty: Citigroup Inc. Expire 03/25/35	(659)
35	Pay a fixed rate equal to 2.03% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Long Beach Mortgage Loan Trust 2004-2 M6, 7.57% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(482)
35	Pay a fixed rate equal to 2.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the MASTR Asset Backed Securities Trust 2004-WMC2 M5, 7.72% due 04/25/34. Counterparty: Citigroup Inc. Expire 04/25/34	(416)
35	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-HE6 B2, 7.27% due 08/25/34. Counterparty: Citigroup Inc. Expire 08/25/34	(573)
35	Pay a fixed rate equal to 2.07% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-NC5 B2, 7.57% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(513)
58	Pay a fixed rate equal to 2.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the New Century Home Equity Loan Trust 2004-4 M9, 8.02% due 02/25/35. Counterparty: Citigroup Inc. Expire 02/25/35	(971)
35	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Residential Asset Securities Corp. 2004-KS10 M5, 7.17% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(538)

	Net unrealized (depreciation)	$(9,832)

Notes:

¹	Cost for Federal income tax purposes is $82,370,300 and net unrealized depreciation consists of:

Unrealized (Depreciation)
Gross unrealized appreciation	$201,113
Gross unrealized depreciation	(2,344,768)

Net unrealized (depreciation)	$(2,143,655)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2006 was $9,460,320 representing 12.04% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Illiquid security.
[7]	Floating rate security. The rate disclosed is that in effect at June 30, 2006.
[8]	Securities, or a portion there of, pledged as collateral with a value of $10,880 on 17 short U.S. Treasury Five Year Note and 7 long U.S. Treasury Two Year Note futures contracts.
[9]	Security is currently in default with regards to scheduled interest or principal payments.
*	Fair valued security. The aggregate value of fair valued securities is $5,292,445 which is 6.74% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

(IO): Interest only

(MTN): Medium term note

(STEP): Step coupon bond.

(TBA): To be announced

See accompanying notes to scedules of portfolio investments

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2006 (Unaudited)

Issues	Principal Amount	Value
BONDS — 98.09%
ASSET-BACKED SECURITIES — 10.92%³
ABFS Mortgage Loan Trust 2002-1 A5 (STEP), 6.51%, 12/15/32	$8,698,777	$8,758,131
Amresco Residential Securities Mortgage Loan Trust 1998-2 B1F, 7.72%, 06/25/28	177,959	177,181
Asset Backed Securities Corp Home Equity Loan Trust 2003-HE4 M2, 7.20%, 08/15/33[7]	21,415,000	21,617,841
Bayview Financial Acquisition Trust 2005-B 1A1 (STEP), 4.44%, 04/28/39	2,368,895	2,352,423
Centex Home Equity 2005-A AF1 (STEP), 3.70%, 06/25/22	54,263	54,109
Conseco Finance 2001-C
A4, 6.19%, 03/15/30	958,534	960,187
A5 (STEP), 6.79%, 08/15/33	7,848,000	7,897,979
Countrywide Home Equity Loan Trust 2005-M A2, 5.32%, 02/15/36[7]	18,639,906	18,643,823
DaimlerChrysler Auto Trust 2005-A A2, 3.17%, 09/08/07	774,216	774,391
Duke Funding Ltd. 2000-1A B1, 8.27%, 11/10/354*	17,000,000	16,038,703
Embarcadero Aircraft Securitization Trust 2000-A A1, 5.68%, 08/15/25[4,7]	1,700,000	1,339,812
First Union Home Equity Loan Trust 1997-3 B, 7.39%, 03/25/29	263,946	238,440
FMAC Loan Receivables Trust 1998-CA A2, 6.66%, 01/15/12[4]	3,512,617	3,400,675
GMAC Mortgage Corp. Loan Trust 2003-HE2 A2, 3.14%, 06/25/25	57,101	56,920
Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS, 7.24%, 12/15/22	1,060,980	1,039,539
Greenpoint Capital Trust I, 9.10%, 06/01/27	266,000	283,968
Greenpoint Mortgage Funding Trust 2005-HE2 A1, 5.40%, 04/15/307*	2,226,137	2,227,542
IndyMac Home Equity Loan Asset-Backed Trust 2004-1 A, 5.20%, 04/25/26[7]	11,258,276	11,270,309
Keystone Owner Trust 1998-P2 A5 (STEP), 7.90%, 01/25/29[4]	2,326,437	2,311,493
Nomura Asset Acceptance Corp., 2006-S1 A1, 5.46%, 01/25/36[4,7]	7,474,205	7,479,767
Oakwood Mortgage Investors, Inc. 2000-A M1, 8.30%, 04/15/30	4,863,835	221,827
Oakwood Mortgage Investors, Inc. 2001-D
A3, 5.90%, 09/15/22	427,640	277,434
A4, 6.93%, 09/15/31	2,069,097	1,416,054
Oakwood Mortgage Investors, Inc. 2002-B A2, 5.19%, 09/15/19	1,150,598	954,628
Pamco CLO 1998-1A B2, 6.50%, 05/01/104,7*	5,250,000	5,017,222
Residential Asset Mortgage Products, Inc. 2000-RZ1 A3 (STEP), 8.77%, 10/25/29	801,655	799,477
Residential Asset Mortgage Products, Inc. 2003-RS11 AI6A (STEP), 5.98%, 12/25/33	300,000	300,026
Residential Funding Mortgage Securities II, Inc. 1999-HI6 AI7 (STEP), 8.60%, 09/25/29	1,516,321	1,511,430
Residential Funding Mortgage Securities II, Inc. 2000-HI1 A17 (STEP), 8.29%, 02/25/25	844,405	844,461
Signature 1 CBO, 0.00%, 10/15/09*	2,000,000	301,012
Structured Asset Receivables Trust 2003-1, 5.00%, 01/21/104,7*	11,393,581	11,314,467
Structured Asset Receivables Trust 2003-2, 5.33%, 01/21/094,7*	5,234,538	5,198,191
Terwin Mortgage Trust 2005-7SL A1, 5.59%, 07/25/35[4,7]	2,307,127	2,310,561
Terwin Mortgage Trust 2006-2HGS A2, 4.50%, 03/25/374,7*	15,370,000	14,843,621
Terwin Mortgage Trust 2006-4SL A2, 4.50%, 05/25/374*	23,030,000	22,249,076
Van Kampen CLO II Ltd., 5.94%, 07/15/084,7*	494,255	461,665
Vanderbilt Acquisition Loan Trust 2002-1 A4, 6.57%, 05/07/27	5,280,000	5,380,693

Total Asset-Backed Securities (Cost $187,552,645)		180,325,078

CORPORATES — 24.00%²
Automotive — 3.76%
Ford Motor Co.,
9.98%, 02/15/47	7,289,000	5,904,090
7.70%, 05/15/97	150,000	104,250
Ford Motor Credit Co.,
6.64%, 01/15/10[7]	1,000,000	911,805
7.00%, 10/01/13	22,370,000	19,278,511
General Motors Acceptance Corp.,
7.43%, 12/01/14[7]	22,996,000	22,318,009
8.00%, 11/01/31	186,000	179,246
General Motors Corp.,
0.17%, 06/16/08[9]	6,000,000	5,695,002
8.10%, 06/15/24	1,179,000	896,040
7.38%, 05/23/48	9,500,000	6,816,250

		62,103,203

Banking — 2.03%
Banc One Corp. (STEP), 9.88%, 03/01/19	200,000	239,865
BankAmerica Institutional A, 8.07%, 12/31/26[4]	350,000	367,092
Bankers Trust Institutional Capital Trust B, 7.75%, 12/01/26[4]	500,000	522,392
CS First Boston London
9.65%, 03/24/10[4,7]	14,159,000	12,597,404
9.65%, 03/24/10[4,7]	5,190,000	4,617,595
Crestar Capital Trust I, 8.16%, 12/15/26	1,500,000	1,571,806
First Chicago NBD Institution Capital A, 7.95%, 12/01/26[4]	5,229,000	5,458,977
JPMorgan Chase & Co. (MTN) C, 8.55%, 07/23/137*	2,500,000	2,294,961
Keycorp Institution CAP-B, 8.25%, 12/15/26	3,500,000	3,670,114
National Capital Trust II, 5.49%, 12/29/49[4,7]	2,425,000	2,238,920

		33,579,126

Basic Industry — 0.20%
Barrick Gold Finance Co., 5.80%, 11/15/34	3,722,000	3,320,847

Communications — 2.04%
Cebridge 2nd Lien PIK, 0.50%, 05/05/14[9]	9,000,000	8,655,003
Qwest Capital Funding, Inc., 7.75%, 8/15/06	24,670,000	24,793,350
Verizon North, Inc., 5.63%, 01/01/21[4]	250,000	228,678

		33,677,031

Electric — 3.58%
Calpine CCFC I Term Loan, 7.50%, 08/26/09[9]	10,559,487	11,069,859
Cedar Brakes I LLC, 8.50%, 02/15/14[4]	7,828,164	8,449,399
FPL Energy America Wind LLC, 6.64%, 06/20/23[4]	413,000	423,223
FPL Energy National Wind, 5.61%, 03/10/24[4]	10,050,268	9,648,539
GWF Energy LLC, 6.13%, 12/30/11[4]	4,817,642	4,620,509
Indianapolis Power & Light Co., 8.00%, 10/15/06	964,000	969,861
Potomac Electric Power Co., 5.88%, 10/15/08	125,000	124,984
Power Contract Financing LLC, 6.26%, 02/01/10[4]	5,550,000	5,552,936
Swepco Capital Trust I, 5.25%, 10/01/43[7]	14,325,000	14,077,006
Windsor Financing LLC, 5.88%, 07/15/17[4]	4,300,000	4,151,951

		59,088,267

Finance — 1.34%
Bear Stearns Cos., Inc. (The), 5.36%, 01/31/11[7]	10,000	10,018
Goldman Sachs Group, Inc., 5.35%, 01/15/16	4,523,000	4,279,323
Lehman Brothers Holdings, Inc. (MTN) H, 12.50%, 11/30/10[7]	5,912,000	5,344,448
Lehman Brothers Holdings, Inc. (MTN) H, 14.50%, 06/20/16[7]	9,679,000	9,487,356
Pemex Finance Ltd., 8.88%, 11/15/10	375,000	407,241
Residential Capital Corp., 6.90%, 04/17/09[4,7]	2,500,000	2,501,735

		22,030,121

Insurance — 4.48%
Arch Capital Group Ltd., 7.35%, 05/01/34	100,000	99,938
Fairfax Financial Holdings Ltd., 7.75%, 04/26/12	5,455,000	4,773,125
Farmers Exchange Capital,
7.05%, 07/15/28[4]	3,926,000	3,766,883
7.20%, 07/15/48[4]	1,392,000	1,301,102
Farmers Insurance Exchange, 8.63%, 05/01/24[4]	7,577,000	8,426,867
Nationwide Mutual Insurance Co., 6.60%, 04/15/34[4]	14,619,000	13,777,735
Swiss Re Capital I LP, 6.85%, 05/29/494*	15,590,000	15,507,178
TIG Capital Trust I, 8.60%, 01/15/27[4]	5,440,000	4,134,400
ZFS Finance USA Trust I, 6.45%, 12/15/65[4]	9,715,000	8,904,108
Zurich Capital Trust I, 8.38%, 06/01/37[4]	12,516,000	13,233,818

		73,925,154

Real Estate Investment Trust (REIT) — 2.03%
Colonial Realty LP, 4.75%, 02/01/10	176,000	168,635
Duke Realty LP, 5.70%, 12/22/06[7]	570,000	570,552
Equity One, Inc.,
6.00%, 09/15/16	2,862,000	2,775,296
3.88%, 04/15/19	270,000	255,194
First Industrial LP,
5.75%, 01/15/16	2,590,000	2,481,238
7.60%, 07/15/28	5,000,000	5,187,640
Highwoods Properties, Inc.,
7.00%, 12/01/06	3,900,000	3,911,489
7.50%, 04/15/18	7,059,000	7,448,777
Shurgard Storage Centers, Inc., 7.75%, 02/22/11	7,200,000	7,669,613
United Dominion Realty Trust, Inc., 6.05%, 06/01/13*	3,100,000	3,065,733

		33,534,167

Secured Assets — 0.53%
Ingress I Ltd.
B-A, 7.38%, 03/30/404*	9,745,000	8,804,001

Transportation — 4.01%
Air 2 US A, 8.03%, 10/01/20[4]	13,067,383	13,108,219
American Airlines, Inc. 2001-2 A1, 6.98%, 10/01/12	107,054	109,151
Continental Airlines, Inc. 1997-1 A, 7.46%, 10/01/16	2,456,305	2,383,624
Continental Airlines, Inc. 1997-4 A, 6.90%, 07/02/19	3,671,226	3,688,119
Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	862,052	858,072
Continental Airlines, Inc. 1999-1 A, 6.55%, 08/02/20	461,658	457,500
Continental Airlines, Inc. 1999-2 A1, 7.26%, 09/15/21	11,243,395	11,543,029
Continental Airlines, Inc. 2000-1 A2, 7.92%, 11/01/11	2,000,000	2,075,130
Delta Air Lines, Inc. 2000-1
A1, 7.38%, 11/18/11[11]	841,189	842,671
A2, 7.57%, 05/18/12[11]	3,385,000	3,399,809
Northwest Airlines Corp. Term Loan A, 10.03%, 11/19/09[9]	4,000,000	4,071,668
Northwest Airlines, Inc. 2001-1 A1, 7.04%, 10/01/23[11]	164,631	164,322
United Air Lines, Inc. Term Loan, 8.44%, 02/01/12[9]	3,000,000	3,034,062
United Air Lines, Inc. 2000-2 A1, 7.03%, 04/01/12	7,276,805	7,376,861
United Air Lines, Inc. 2001-1 A1, 6.07%, 09/01/14	13,086,185	13,061,649

		66,173,886

Total Corporates (Cost $394,628,085)		396,235,803

MORTGAGE-BACKED — 25.87%³
Commercial Mortgage-Backed — 2.94%
Commercial Mortgage Acceptance Corp. 1998-C2 A3, 6.04%, 09/15/30	13,425,000	13,504,551
GMAC Commercial Mortgage Securities, Inc. 1998-C2 X (IO), 0.75%, 05/15/35[6,7]	231,590,433	4,043,847
LB-UBS Commercial Mortgage Trust 2000-C4 A2, 7.37%, 08/15/26	15,155,000	15,962,337
Prudential Commercial Mortgage Trust 2003-PWR1 A1, 3.67%, 02/11/36	15,935,632	15,036,293

		48,547,028

Non-Agency Mortgage-Backed — 11.52%
Adjustable Rate Mortgage Trust 2005-8 4A11, 5.44%, 11/25/35[7]	24,448,661	23,707,696
Banco de Credito Y Securitizacion 2001-1 AF, 8.00%, 05/31/104,6*	4,092,201	1,198,631
Banc of America Mortgage Securities 2003-1 2A4, 5.00%, 02/25/18	214,105	204,136
Banc of America Mortgage Securities 2005-I 4A1, 5.28%, 10/25/357*	15,675,053	14,963,557
BHN I Mortgage Fund 1997-2
A1, 6.77%, 05/31/174,6,7,8*	2,923,578	808,607
A2, 7.54%, 05/31/174,6,8*	5,262,455	1,455,496
BHN I Mortgage Fund 2000-1 AF, 8.00%, 03/31/114,6*	2,444,809	716,100
Blackrock Capital Finance LP 1997-R2 AP, 6.72%, 12/25/35[4,7]	7,994	7,999

Chase Mortgage Finance Corp., 2005-A1 1A1, 5.42%, 12/25/35[7]	17,717,458	17,180,495
Citigroup Mortgage Loan Trust, Inc. 2004-RR2 A2, 4.76%, 05/25/344,7*	19,094,440	17,248,536
Countrywide Alternative Loan Trust 2005-14 4X (IO), 0.76%, 05/25/356,7*	42,646,664	1,127,722
Countrywide Alternative Loan Trust 2005-27 2A1, 5.49%, 08/25/357*	17,034,816	17,118,925
Countrywide Alternative Loan Trust 2005-59 2X (IO), 1.45%, 11/20/35[6,7]	64,965,068	2,598,603
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO), 0.00%, 05/20/46[6,7]	88,370,000	4,588,082
Countrywide Home Loan Mortgage Pass-Through Trust 2004-14 4A1, 5.13%, 08/25/34[7]	15,682,905	14,854,738
Countrywide Home Loan Mortgage Pass-Through Trust 2005-HYB5 4A1, 5.17%, 09/20/35[7]	17,175,895	16,478,262
Credit Suisse Mortgage Capital Certificate 2006-C1 A3, 5.71%, 02/15/397*	10,205,000	10,164,466
DLJ Mortgage Acceptance Corp. 1996-QA S (IO), 2.65%, 01/25/264,6,7*	215,711	293
Harborview Mortgage Loan Trust 2005-1 X (IO), 0.76%, 03/19/35[6,7]	51,537,198	1,111,271
Harborview Mortgage Loan Trust 2005-10 X (IO), 0.88%, 11/19/35[6,7]	62,086,827	1,610,377
IndyMac Index Mortgage Loan Trust 2004-AR5 2A1B, 5.72%, 08/25/34[7]	221,800	222,631
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO), 0.00%, 12/25/34[6,7]	34,146,482	789,637
JPMorgan Mortgage Trust 2003-A2 2A3, 4.70%, 11/25/33[7]	305,000	285,747
JPMorgan Mortgage Trust 2004-A5 4A4, 4.85%, 12/25/34[7]	400,000	380,385
JPMorgan Mortgage Trust 2006-A3 3A4, 5.77%, 05/25/367*	23,500,000	23,110,781
MASTR Seasoned Securities Trust 2004-1 4A1, 5.19%, 10/25/32[7]	264,105	261,878
MASTR Seasoned Securities Trust 2004-2 A2, 6.50%, 08/25/32	10,354,379	10,394,514
Morgan Stanley Dean Witter Capital I 2000-LIFE A2, 7.57%, 11/15/36	5,821,839	6,117,495
Ocwen Residential MBS Corp. 1998-R2 AP, 6.92%, 11/25/344,7*	77,825	62,385
Residential Asset Mortgage Products, Inc. 2004-SL1 A8, 6.50%, 11/25/31	147,063	148,117
Ryland Mortgage Securities Corp. 1994-5 M3, 5.39%, 10/25/237*	512,339	506,402
Structured Asset Securities Corp. 1997-2 2A4, 7.25%, 03/28/30	18,320	18,259
Structured Asset Securities Corp. 2001-15A 4A1, 6.00%, 10/25/31[7]	5,901	5,882
Structured Asset Securities Corp. 2002-8A 6A, 6.67%, 05/25/32[7]	2,768	2,757
Structured Mortgage Asset Residential Trust 1991-7 I, 8.50%, 12/25/226,12*	7,510	1,516
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS2 3A1, 5.00%, 03/25/18	249,470	235,772
Wells Fargo Mortgage Backed Securities Trust 2004-G A3, 4.76%, 06/25/34[7]	445,000	414,647

		190,102,797

U.S. Agency Mortgage-Backed — 11.41%
Collateralized Mortgage Obligation Trust 57 D, 9.90%, 02/01/19	10,729	10,804
Fannie Mae 1989-27 Y, 6.90%, 06/25/19	2,689	2,715
Fannie Mae 1992-83 Z, 7.00%, 06/25/22	60,385	61,023
Fannie Mae 1992-123 Z, 7.50%, 07/25/22	9,217	9,580
Fannie Mae 1993-29 PK, 7.00%, 03/25/23	202,000	206,650
Fannie Mae 1993-132 D (PO), 6.42%[5] 10/25/22	538,789	431,791
Fannie Mae 1993-199 SD (IO), 0.88%, 10/25/23[7]	1,720,754	37,471
Fannie Mae 1994-55 H, 7.00%, 03/25/24	130,000	133,694
Fannie Mae 1997-34 SA, 20.83%, 10/25/23[7]	50,667	79,418
Fannie Mae 1997-44 SB (IO), 3.24%, 06/25/08[7]	253,684	6,851
Fannie Mae 2003-52 SV, 5.23%, 05/25/31[7]	7,188,235	6,714,953
Fannie Mae 2003-53 IA (IO), 5.50%, 10/25/28	9,147,173	978,939
Fannie Mae 2003-91 IQ (IO), 5.50%, 06/25/26	12,260,920	756,063
Fannie Mae G92-36 Z, 7.00%, 07/25/22	1,788	1,838
Fannie Mae Pool 233672, 5.96%, 09/01/23[7]	35,335	36,506
Fannie Mae Pool 254232, 6.50%, 03/01/22	119,623	121,072
Fannie Mae Pool 308798, 6.50%, 04/01/25[7]	16,174	16,299
Fannie Mae Pool 312155, 6.17%, 03/01/25[7]	35,946	36,192
Fannie Mae Pool 545191, 7.00%, 09/01/31	95,114	97,339
Fannie Mae Pool 633698, 7.50%, 02/01/31	22,630	23,490
Fannie Mae Pool 655928, 7.00%, 08/01/32	192,802	197,576
Fannie Mae Pool 725257, 5.50%, 02/01/34	18,127,605	17,493,373
Fannie Mae Pool 727247, 5.00%, 09/01/33	6,654,127	6,252,310
Fannie Mae Pool 735575, 5.50%, 12/01/18	14,975,839	14,730,129
Fannie Mae Pool 735883, 6.00%, 01/01/33	17,361,950	17,158,169
Fannie Mae Pool 765387, 6.00%, 08/01/34	271,113	267,464
Fannie Mae Pool 817611, 5.36%, 11/01/35[7]	12,188,875	11,879,900
Fannie Mae (TBA), 4.50%, 07/15/36	25,740,000	23,326,875
Fannie Mae (TBA), 5.00%, 07/15/36	13,885,000	12,982,475
Freddie Mac 165 K, 6.50%, 09/15/21	1,469	1,464
Freddie Mac 1004 H, 7.95%, 10/15/20	2,367	2,364
Freddie Mac 1073 G, 7.00%, 05/15/21	6,899	6,893
Freddie Mac 1164 O, 7.62%, 11/15/06[7,12]	5,540	100
Freddie Mac 1515 SA, 8.61%, 05/15/08[7]	53,103	53,959
Freddie Mac 1980 Z, 7.00%, 07/15/27	879,360	898,416
Freddie Mac 2098 TZ, 6.00%, 01/15/28	724,000	705,209
Freddie Mac 2209 TC, 8.00%, 01/15/30	260,354	275,149
Freddie Mac 2627 NI (IO), 5.00%, 04/15/29	12,153,880	1,273,481

Freddie Mac 2642 BW (IO), 5.00%, 06/15/23	200,113	38,989
Freddie Mac Gold A24156, 6.50%, 10/01/31	4,839,497	4,888,155
Freddie Mac Gold C46104, 6.50%, 09/01/29	190,770	192,894
Freddie Mac Gold C55789, 7.50%, 10/01/27	69,251	71,936
Freddie Mac Gold C90573, 6.50%, 08/01/22	930,725	942,528
Freddie Mac Gold G01601, 4.00%, 09/01/33	253,552	223,724
Freddie Mac Gold G01611, 4.00%, 09/01/33	95,158	83,963
Freddie Mac Gold G01673, 5.50%, 04/25/34	4,153,615	4,001,339
Freddie Mac Gold G11707, 6.00%, 03/01/20	11,936,999	11,964,131
Freddie Mac Gold P50019, 7.00%, 07/01/24*	1,396,096	1,417,692
Freddie Mac Pool 847288, 3.15%, 05/01/34[7]	19,084,406	19,002,452
Freddie Mac Pool 781415, 3.28%, 04/01/34[7]	15,558,794	15,306,075
Freddie Mac Pool 781469, 3.14%, 04/01/34[7]	11,550,222	11,325,167
Ginnie Mae 2000-22 SG (IO), 6.05%, 05/16/30[7]	4,514,802	432,461
Ginnie Mae 2002-69 SB (IO), 1.87%, 06/20/28[7]	1,978,019	10,613
Ginnie Mae 2003-28 LI (IO), 5.50%, 02/20/32	6,627,950	1,000,616
Ginnie Mae II Pool 81018, 5.00%, 08/20/34[7]	172,935	173,236

		188,343,965

Total Mortgage-Backed (Cost $470,237,967)		426,993,790

U.S. AGENCY SECURITIES — 0.77%
Foreign Sovereign — 0.77%
Indonesia Government Aid Bond, 9.30%, 07/01/20	10,621,250	12,630,419

Total U.S. Agency Securities (Cost $13,913,884)		12,630,419

U.S. TREASURY SECURITIES — 36.53%
U.S. Treasury Bonds — 10.99%
U.S. Principal Strip, 4.32%[5], 08/15/09	98,140,000	83,833,249
U.S. Treasury Bonds,
8.13%, 08/15/19	17,125,000	21,685,884
6.13%, 11/15/27	68,676,000	75,903,119

		181,422,252

U.S. Treasury Notes — 25.54%
U.S. Treasury Notes,
3.38%, 10/15/09	7,952,000	7,540,738
4.88%, 02/15/12	73,995,000	73,208,877
4.25% 11/15/14[10]	71,622,000	67,380,688
4.88%, 04/30/11	276,128,000	273,399,303
		421,529,606

Total U.S. Treasury Securities (Cost $614,763,304)		602,951,858

Total Bonds (Cost $1,681,095,885)		1,619,136,948

	Shares
PREFERRED STOCK — 0.30%
Finance — 0.30%
Woodbourne Pass-Through Trust, 6.24%, 12/31/49[4]	50	5,035,940

Total Preferred Stock (Cost $5,000,000)		5,035,940

	Principal Amount
SHORT TERM INVESTMENTS — 2.79%
Commercial Paper — 2.69%
ALCOA, Inc. 5.20%[5], 08/17/06	$10,140,000	10,088,737
CIT Group Inc., 5.29%[5], 09/12/06	6,145,000	6,131,455
DaimlerChrysler NA Holding Corp., 5.24%[5], 07/14/06	11,000,000	10,982,388
Preferred Receivables Funding Corp., 5.11[5]%, 07/12/06	17,190,000	17,168,040
		44,370,620
Money Market RIC — 0.10%
JPMorgan Prime Money Market Fund	1,721,000	1,721,000

Total Short Term Investments (Cost $46,041,054)		46,091,620

Total Investments — 101.18% (Cost $1,732,136,939)¹		1,670,264,508

Liabilities in Excess of Other Assets — (1.18)%		(19,527,584)

Net Assets — 100.00%		$1,650,736,924

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized (Depreciation)
1,984	U.S. Treasury Two Year Note, September 2006	$(1,539,703)
759	U.S. Treasury Five Year Note, September 2006	$(403,219)

	Net unrealized (depreciation)	$(1,942,922)

SWAPS: CREDIT DEFAULT (PURCHASED)

Notional Amount (000’s)		Unrealized (Depreciation)
1,006	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the ACE Securities Corp. 2004-RM2 B1, 7.02% due 01/25/35. Counterparty: Citigroup Inc. Expire 01/25/35	$(15,514)
1,006	Pay a fixed rate equal to 3.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Aegis Asset Backed Securities Trust 2004-5 B3, 8.82% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	(24,893)
1,006	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R6 M3, 7.47% due 07/25/34. Counterparty: Citigroup Inc. Expire 07/25/34	(14,540)
1,006	Pay a fixed rate equal to 1.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CDC Mortgage Capital Trust 2004-HE3 B2, 7.27% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(13,013)
1,006	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-12 MV8, 7.12% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(15,678)
1,006	Pay a fixed rate equal to 2.05% and the Fund will receive the counterparty at par in the event of default of the Countrywide Asset-Backed Certificates 2004-6 M8, 7.52% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(16,100)
1,676	Pay a fixed rate equal to 3.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC1 B, 8.32% due 01/25/34. Counterparty: Citigroup Inc. Expire 01/25/34	(21,715)
1,676	Pay a fixed rate equal to 2.00% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC2 M8, 7.47% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(25,214)
1,006	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GSAMP Trust 2005-HE1 B2, 7.02% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(16,501)
1,006	Pay a fixed rate equal to 3.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Equity Asset Trust 2004-8 B3, 8.42% due 03/25/35. Counterparty: Citigroup Inc. Expire 03/25/35	(18,933)
1,006	Pay a fixed rate equal to 2.03% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Long Beach Mortgage Loan Trust 2004-2 M6, 7.57% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(13,845)
1,006	Pay a fixed rate equal to 2.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the MASTR Asset Backed Securities Trust 2004-WMC2 M5, 7.72% due 04/25/34. Counterparty: Citigroup Inc. Expire 04/25/34	(11,959)
1,006	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-HE6 B2, 7.27% due 08/25/34. Counterparty: Citigroup Inc. Expire 08/25/34	(16,473)
1,006	Pay a fixed rate equal to 2.07% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-NC5 B2, 7.57% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(14,751)
1,676	Pay a fixed rate equal to 2.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the New Century Home Equity Loan Trust 2004-4 M9, 8.02% due 04/25/35. Counterparty: Citigroup Inc. Expire 04/25/35	(27,891)
1,006	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Residential Asset Securities Corp. 2004-KS10 M5, 7.17% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(15,459)
30,000	Pay a fixed reate equal to 0.45% and the Fund will receive from the counterparty at par in the event of default of the Dow Jones CDX Series 5, 0.45% due 12/20/10. Counterparty: Bear Stearns Co. Expire 12/20/10	(136,280)

	Net unrealized (depreciation)	$(418,759)

Notes:

¹	Cost for Federal income tax purposes is $1,732,136,939 and net unrealized depreciation consists of:

Unrealized (Depreciation)
Gross unrealized appreciation	$13,441,079
Gross unrealized depreciation	(75,313,510)

Net unrealized (depreciation)	$(61,872,431)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities Backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.
[4]	Securities exempt from registration under Rule 144 of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2006 was $270,842,901 representing 16.41% of total assets.
[5]	Represents annualized yield at date of purchase.
[6]	Illiquid Security.
[7]	Floating rate security. The rate disclosed is that in effect at June 30, 2006.
[8]	Non-income producing security
[9]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees.

Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
08/07/03	Calpine CCFC I Term Loan, 10.29%, 08/26/09	$10,993,604	$11,069,859	0.67%
06/30/06	Cebridge 2nd Lien PIK, 0.50%, 05/05/14	9,000,000	8,655,003	0.52%
05/16/06	General Motors Corp Term Loan, 0.17%, 06/16/08	5,790,000	5,695,002	0.34%
07/05/05	Northwest Airlines Corp. Term Loan A, 10.03%, 11/19/09	3,813,652	4,071,668	0.25%
05/17/06	United Air Lines, Inc. 8.44%, 02/1/12	3,044,759	3,034,062	0.18%

		$32,642,015	$32,525,594	1.97%

[10]	Securities, or a portion there of, pledged as collateral with a value of $1,059,321 on 2,743 long U.S. Treasury Note futures contracts.
[11]	Security is currently in default with regards to scheduled interest or principal payments.
[12]	IOette. This security represents the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount therefore appear unusually large.
*	Fair valued security. The aggregate value of fair valued securities is $197,224,481 which is 11.95% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

(IO) : Interest only

(MTN): Medium term note

(PO): Principal only

(STEP): Step coupon bond.

(TBA): To be announced

See accompanying notes to schedules of portfolio investments

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2006 (Unaudited)

Issues	Principal Amount	Value
BONDS — 97.86%
ASSET-BACKED SECURITIES — 0.94%³
ACE Securities Corp., 2004-OP1 B, 8.82%, 04/25/346*	$370,000	$354,217
HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/114*	289,971	294,161

Total Asset-Backed Securities (Cost $640,892)		648,378

CORPORATES — 93.80%²
Automotive — 9.69%
Cooper Standard TLD, 7.22%, 12/01/11[9]	748,125	752,146
Ford Motor Co., 7.13%, 11/15/25	500,000	347,500
Ford Motor Credit Co.,
7.38%, 10/28/09	725,000	670,766
7.00%, 10/01/13	500,000	430,901
9.47%, 04/15/12[6]	550,000	559,159
General Motors Acceptance Corp., 8.00%, 11/01/31	1,510,000	1,455,166
General Motors Acceptance Corp., 7.43%, 12/01/14[6]	250,000	242,629
General Motors Corp.,
7.70%, 04/15/16	126,000	103,320
8.25%, 07/15/23	384,000	304,320
General Motors Corp. Term Loan, 0.17%, 06/16/08[6,9]	1,000,000	949,167
Goodyear Tire & Rubber Co. (The), 9.00%, 07/01/15	350,000	336,000
Metaldyne Corp., 10.00%, 11/01/13	350,000	340,375
Tenneco, Inc., 8.63%, 11/15/14	225,000	225,562

		6,717,011

Banking — 0.99%
CS First Boston London,
9.65%, 03/24/10[4,6]	584,000	519,591
9.65%, 03/24/10[4,6]	189,000	168,155

		687,746

Basic Industry — 14.21%
AK Steel Mills, Inc., 7.75%, 06/15/12	225,000	221,625
Arch Western Finance LLC, 6.75%, 07/01/13	375,000	360,937
Equistar Chemicals LP/Equistar Funding Corp., 10.63%, 05/01/11	1,025,000	1,105,719
Freeport-McMoRan Copper & Gold, Inc., 10.13%, 02/01/10	700,000	746,375
Georgia Pacific Term Loan C, 7.75%, 12/23/12[9]	500,000	504,832
Hexion US Finance Corp./Nova Scotia Finance Ulc, 9.82%, 07/15/10[6]	627,000	641,108
Huntsman LLC,
12.32%, 07/15/11[6]	500,000	522,500
11.50%, 07/15/12	325,000	364,812
Ispat Inland ULC, 9.75%, 04/01/14	325,000	358,806
Murray Bank Loan, 12.63%, 01/31/11[5,9]	987,500	1,017,125
Nalco Co., 7.75%, 11/15/11	430,000	431,075
NewPage Corp., 11.40%, 05/01/12[6]	350,000	383,250
Oregon Steel Mills, Inc., 10.00%, 07/15/09	670,000	703,500
PolyOne Corp., 10.63%, 05/15/10	550,000	594,000
Steel Dynamics, Inc.,
9.50%, 03/15/09	575,000	592,969
9.50%, 03/15/09	100,000	103,125
Tronox Worldwide LLC/Tronox Finance Corp., 9.50%, 12/01/12[4]	650,000	672,750
UCAR Finance, Inc., 10.25%, 02/15/12	495,000	524,700

		9,849,208

Capital Goods — 4.73%
Ainsworth Lumber Co. Ltd., 9.25%, 10/01/10[6]	300,000	289,500
Allied Waste North America Inc.
B, 8.50%, 12/01/08	400,000	416,000
7.13%, 05/15/164*	475,000	451,027
Graham Packaging Co., 9.88%, 10/15/14	425,000	422,875
L-3 Communications Corp.,
5.88%, 01/15/15	550,000	515,625
6.38%, 10/15/15	375,000	360,000
Packaging Dynamics Finance Corp., 10%, 05/01/16[4]	275,000	276,375
United Rentals North America, Inc., 7.75%, 11/15/13	575,000	549,125

		3,280,527

Communications — 11.68%
AirGate PCS, Inc., 8.83%, 10/15/11[6]	350,000	359,625
American Cellular Corp., 10.00%, 08/01/11	525,000	555,187
CCO Holdings LLC/CCO Holdings Capital Corp., 9.45%, 12/15/10[6]	250,000	256,250
Cebridge 2nd Lien PIK, 0.50%, 05/05/14[9]	1,000,000	961,667

Centennial Communications Corp.,
10.74%, 01/01/13[6]	500,000	512,500
10.13%, 06/15/13	250,000	264,375
Century Communications Corp.,
9.50%, 03/01/05[10]	175,000	175,875
Chater Communications Holdings II LLC/Chater Communications Hldgs II Cap Corp., 10.25%, 09/15/10	700,000	705,250
Level 3 Financing, Inc. Bank Loan, 11.82%, 12/01/11[9]	500,000	527,875
Level 3 Financing, Inc., 12.25%, 03/15/13[4]	400,000	427,000
Nextel Communications, Inc., 6.88%, 10/31/13	260,000	261,812
Qwest Capital Funding, Inc., 7.75%, 08/15/06	900,000	904,500
Qwest Communications International, Inc., 8.67%, 02/15/09[6]	300,000	307,125
Qwest Corp., 8.88%, 03/15/12	200,000	212,000
Rogers Wireless, Inc.,
8.45%, 12/15/10[6]	620,000	640,925
8.00%, 12/15/12	275,000	282,562
US LEC Corp., 13.62%, 10/01/09[6]	225,000	240,188
Wide Open West Loan, 10.13%, 04/28/13[9]	500,000	501,205

		8,095,921

Consumer Products — 2.36%
Riddell Bell Holdings, Inc., 8.38%, 10/01/12	475,000	470,250
Steinway Musical Instruments, 7.00%, 03/01/14[4]	635,000	617,537
Visant Corp., 7.63%, 10/01/12	325,000	316,875
Visant Holding Corp. (STEP), 3.78%, 12/01/13[7]	290,000	229,100

		1,633,762

Electric — 5.92%
Aquila, Inc., 8.00%, 03/01/23	900,000	904,500
Aquila, Inc. Term Loan, 10.26%, 09/19/09[9]	1,000,000	1,015,000
Calpine CCFC I Term Loan, 10.29%, 08/26/09[9]	503,250	527,574
Edison Mission Energy, 7.73%, 06/15/09	25,000	25,375
KGEN Partners LLC Term Loan, 6.65%, 08/15/11[9]	490,000	491,225
Midwest Generation LLC, 8.75%, 05/01/34	559,000	595,335
Mission Energy Holding Co., 13.50%, 07/15/08	300,000	336,000
TECO Energy, Inc., 7.15%, 05/01/10[6]	200,000	205,500

		4,100,509

Energy — 13.12%
Allis-Chalmers Energy, Inc., 9.00%, 01/15/14[4]	600,000	603,000
Belden & Blake Corp., 8.75%, 07/15/12	575,000	586,500
Charparral Energy, Inc., 8.50%, 12/01/15[4]	500,000	500,000
Chesapeake Energy Corp.,
7.50%, 06/15/14	150,000	150,375
7.00%, 08/15/14	630,000	612,675
7.75%, 01/15/15	75,000	75,562
Denbury Resources, Inc., 7.50%, 12/15/15	375,000	375,000
Hanover Equipment Trust, 8.75%, 09/01/11	870,000	900,450
Hilcorp Energy I LP/Hilcorp Finance Co., 10.50%, 09/01/10[4]	1,287,000	1,393,178
Mariner Energy Inc., 7.50%, 04/15/13[4]	275,000	266,062
Massey Energy Co., 6.88%, 12/15/13[4]	50,000	46,750
Mirant Term Loan, 7.20%, 01/15/13[9]	497,500	497,189
NRG Energy, 7.51%, 02/01/13[9]	500,000	501,108
Parker Drilling Co.,
9.98%, 09/01/10[6]	700,000	717,500
9.63%, 10/01/13	25,000	27,250
Pogo Producing Co.,
8.25%, 04/15/11	250,000	257,812
7.88%, 05/01/134*	250,000	249,688
Pride International, Inc., 7.38%, 07/15/14	325,000	328,250
Venoco, Inc. 2nd Lien Term Loan, 9.63%, 04/26/11[9]	1,000,000	1,007,500

		9,095,849

Entertainment — 0.94%
Intrawest Corp., 7.50%, 10/15/13	650,000	650,000

Finance — 6.30%
Dow Jones CDX HY 6-T1, 8.63%, 06/29/11[4]	3,250,000	3,193,125
Lehman Brothers Holdings, Inc. (MTN) H, 12.50%, 11/30/10[6]	294,000	265,776
LSP Gen Finance 2nd Lien Loan, 8.58%, 04/13/14[9]	500,000	504,792
Residential Capital Corp., 6.90%, 04/17/09[4,6]	400,000	400,278

		4,363,971

Food — 0.52%
Del Monte Corp., 6.75%, 02/15/15	162,500	151,531
Dole Food Co., Inc., 8.88%, 03/15/11	225,000	212,063

		363,594

Gaming — 4.37%
French Lick Resorts & Casino LLC, 10.75%, 04/15/14[4]	475,000	457,188
Herbst Gaming, Inc., 8.13%, 06/01/12	575,000	582,188
Penn National Gaming, Inc., 6.75%, 03/01/15	340,000	318,750
Pinnacle Entertainment, Inc., 8.25%, 03/15/12	625,000	629,687
Station Casinos, Inc., 6.88%, 03/01/16	325,000	304,688
Wynn Las Vegas LLC/Wynn Las Vegas Capital Co., 6.63%, 12/01/14	775,000	734,313

		3,026,814

Health Care — 3.13%
Accellent, Inc., 10.50%, 12/01/13	275,000	282,563
Extendicare Health Services, Inc., 9.50%, 07/01/10	100,000	104,875
Fisher Scientific International, Inc., 6.13%, 07/01/15	275,000	266,406
HCA, Inc.,
6.50%, 02/15/16	450,000	418,332
7.50%, 11/06/33	150,000	137,848
Healthsouth Corp., 10.75%, 06/15/164*	625,000	612,012
Tenet Healthcare Corp., 9.50%, 02/01/15[4]	350,000	344,750

		2,166,786

Natural Gas — 4.48%
El Paso Corp.,
7.63%, 08/16/07	50,000	50,750
7.63%, 09/01/08[4]	50,000	50,875
El Paso Production Holding Co., 7.75%, 06/01/13	900,000	911,250
Sonat, Inc., 7.63%, 07/15/11	225,000	228,375
Stone Energy Corp., 8.25%, 12/15/11	375,000	380,625
Targa Resources Term Loan, 6.83%, 10/05/07[9]	1,000,000	1,002,813
Williams Cos., Inc., 7.13%, 09/01/11	475,000	477,375

		3,102,063

Restaurants — 0.47%
Denny’s Corp./Denny’s Holdings, Inc., 10.00%, 10/01/12	325,000	325,000

Retail — 0.65%
Neiman Marcus Term Loan B, 7.34%, 03/13/13[9]	449,367	452,958

Services — 1.42%
Corrections Corp. of America,
7.50%, 05/01/11	150,000	151,875
6.25%, 03/15/13	350,000	330,750
Service Corp. International, 6.50%, 03/15/08	500,000	498,750

		981,375

Technology — 2.47%
Amkor Technology, Inc., 9.27%, 10/27/10[9]	1,000,000	1,036,875
Zeus Special Subsidiary Ltd (STEP), 3.71%, 02/01/15[4,7]	975,000	677,625

		1,714,500

Textile — 1.14%
Levi Strauss & Co., 9.74%, 04/01/12[6]	775,000	792,438

Transportation — 5.21%
Air 2 US A, 8.03%, 10/01/20[4]	217,413	218,092
Continental Airlines, Inc., 1997-1 A, 7.46%, 10/01/16	866,560	840,919
Delta Air Lines, Inc., 2000-1 A2,
7.57%, 05/18/12[10]	185,000	185,809
7.11%, 03/18/13[10]	421,000	423,640
Northwest Airlines Corp. Term Loan B, 11.68%, 11/23/10[9]	495,000	509,025
United Air Lines, Inc., 2000-2 A1, 7.03%, 04/01/12	833,336	844,794
United Air Lines, Inc., 2001-1 A1, 6.07%, 09/01/14	158,471	158,174
United Air Lines, Inc. Term Loan, 8.44%, 02/01/12[9]	250,000	252,838
United Air Lines, Inc., 2001-1 A2, 6.20%, 03/01/10	176,797	176,908

		3,610,199

Total Corporates (Cost $65,715,934)		65,010,231

MORTGAGE-BACKED — 3.12%³
Non-Agency Mortgage-Backed — 2.90%
BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/114,5*	1,177,583	344,921
Countrywide Alternative Loan Trust 2005-14 4X (IO), 0.76%, 05/25/355,6*	1,768,047	46,753
Countrywide Alternative Loan Trust 2006-0A9 X1P (IO), 0.47%, 07/20/46[5,6]	12,965,133	720,736
Harborview Mortgage Loan Trust 2005-1 X (IO), 0.76%, 03/19/35[5,6]	2,192,192	47,269
Harborview Mortgage Loan Trust 2005-10X (IO), 0.88%, 11/19/35[5,6]	2,662,521	69,059
Harborview Mortgage Loan Trust 2005-12 X2A (IO), 0.62%, 10/19/35[5,6]	11,733,919	157,675
Harborview Mortgage Loan Trust 2006-4 X1 (IO), 1.30%, 05/19/47[5,6]	7,279,325	333,257
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO), 0.93%, 12/25/34[5,6]	1,458,697	33,732
Washington Mutual 2006-AR5 X (IO), 0.02%, 06/25/46[5]	25,740,000	258,069

		2,011,471

U.S. Agency Mortgage-Backed — 0.22%
Fannie Mae 1993-225 SG, 4.90%, 12/25/13[6]	127,488	123,480
Freddie Mac 2696 NI (IO), 5.50%, 03/15/23	649,302	11,784
Ginnie Mae 2003-28 LI (IO), 5.50%, 02/20/32	117,144	17,685

		152,949

Total Mortgage-Backed (Cost $3,209,387)		2,164,420

Total Bonds (Cost $69,566,213)		67,823,029

	Contracts
PUT OPTIONS PURCHASED — 0.05%
Automotive — 0.05%
General Motors Corp., Put Strike $20, expires 01/20/07	212	31,800

Total Put Options Purchased (Cost $138,436)

	Principal Amount
SHORT TERM INVESTMENTS — 1.83%
Commercial Paper — 1.80%
ALCOA, Inc. 5.35%, 08/18/06[7]	$210,000	208,564
DaimlerChrysler NA Holding Corp., 5.46%, 09/19/06[7]	1,050,000	1,037,278

		1,245,842
Money Market RIC — 0.02%
JPMorgan Prime Money Market Fund	17,000	17,000

U.S. Agency Discount Notes — 0.01%
Fannie Mae, 5.02%, 08/30/06[7,8]	2,000	1,983
Fannie Mae, 5.11%, 09/06/06[7,8]	6,000	5,944

		7,927
Total Short Term Investments (Cost $1,271,071)		1,270,769

Total Investments — 99.74% (Cost $70,975,720)¹		69,125,598

Cash and Other Assets, Less Liabilities — 0.26%		179,383

Net Assets — 100.00%		$69,304,981

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized (Depreciation)
20	U.S. Treasury Two Year Note, September 2006	$(15,547)

SWAPS: CREDIT DEFAULT (PURCHASED)

Notional Amount (000’s)		Unrealized (Depreciation)
970	Pay a fixed rate equal to 3.95% and the Fund will receive from the counterparty at par in the event of default of the Dow Jones CDX Series 5, 3.95% due 12/20/10. Counterparty: Deutsche Bank AG Expire 12/20/10	$(19,636)
990	Pay a fixed rate equal to 2.00% and the Fund will receive from the counterparty at par in the event of default of the Dow Jones CDX Series 5, 2.00% due 12/20/10. Counterparty: Deutsche Bank AG Expire 12/20/10	(28,912)
1,000	Pay a fixed rate equal to 0.85% and the Fund will receive from the counterparty at par in the event of default of the Dow Jones CDX Series 5, 0.85% due 12/20/10. Counterparty: Deutsche Bank AG Expire 12/20/10	(7,828)
41	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the ACE Securities Corp. 2004-RM2 B1, 7.02% due 01/25/35. Counterparty: Citigroup Inc. Expire 01/25/35	(634)
41	Pay a fixed rate equal to 3.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Aegis Asset Backed Securities Trust 2004-5 B3, 8.82% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	(1,018)
41	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R6 M3, 7.47% due 07/25/34. Counterparty: Citigroup Inc. Expire 07/25/34	(594)
41	Pay a fixed rate equal to 1.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CDC Mortgage Capital Trust 2004-HE3 B2, 7.27% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(532)
41	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-12 MV8, 7.12% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(641)
41	Pay a fixed rate equal to 2.05% and the Fund will receive the counterparty at par in the event of default of the Countrywide Asset-Backed Certificates 2004-6 M8, 7.52% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(658)

69	Pay a fixed rate equal to 3.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC1 B, 8.32% due 01/25/34. Counterparty: Citigroup Inc. Expire 01/25/34	(888)
69	Pay a fixed rate equal to 2.00% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC2 M8, 7.47% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(1,031)
41	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GSAMP Trust 2005-HE1 B2, 7.02% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	(675)
41	Pay a fixed rate equal to 3.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Equity Asset Trust 2004-8 B3, 8.42% due 03/25/35. Counterparty: Citigroup Inc. Expire 03/25/35	(774)
41	Pay a fixed rate equal to 2.03% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Long Beach Mortgage Loan Trust 2004-2 M6, 7.57% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(566)
41	Pay a fixed rate equal to 2.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the MASTR Asset Backed Securities Trust 2004-WMC2 M5, 7.72% due 04/25/34. Counterparty: Citigroup Inc. Expire 04/25/34	(489)
41	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-HE6 B2, 7.27% due 08/25/34. Counterparty: Citigroup Inc. Expire 08/25/34	(673)
41	Pay a fixed rate equal to 2.07% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-NC5 B2, 7.57% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(603)
69	Pay a fixed rate equal to 2.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the New Century Home Equity Loan Trust 2004-4 M9, 8.02% due 02/25/35. Counterparty: Citigroup Inc. Expire 02/25/35	(1,140)
41	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Residential Asset Securities Corp. 2004-KS10 M5, 7.17% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(632)

	Net unrealized (depreciation)	$(67,924)

Notes:

¹	Cost for Federal income tax purposes is $70,975,720 and net unrealized depreciation consists of:

Unrealized (Depreciation)
Gross unrealized appreciation	$548,326
Gross unrealized depreciation	(2,398,448)

Net unrealized (depreciation)	$(1,850,122)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2006 was $12,784,140 representing 18.45% of total net assets.
[5]	Illiquid Security
[6]	Floating rate security. The rate disclosed is that in effect at June 30, 2006.
[7]	Represents annualized yield at date of purchase.
[8]	Securities, or a portion there of, pledged as collateral with a value of $7,927 on 20 long U.S. Treasury Note futures.
[9]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees.

Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
02/17/05	Amkor Technology, Inc., 9.27%, 10/27/10	$1,033,379	$1,036,875	1.50%
02/03/06	Aquila, Inc. Term Loan, 10.26%, 09/19/09	1,031,828	1,015,000	1.46%
08/07/03	Calpine CCFC I Term Loan, 10.29%, 08/26/09	523,618	527,574	0.76%
06/30/06	Cebridge 2nd Lien PIK, 0.50%, 05/05/14	1,000,000	961,667	1.39%
03/14/06	Cooper Standard TLD, 7.22%, 12/01/11	754,074	752,146	1.09%
05/03/06	General Motors Corp Term Loan, 0.17%, 06/16/08	977,500	949,167	1.37%
02/13/06	Georgia Pacific Term Loan C, 7.75%, 12/23/12	500,000	504,832	0.73%
03/14/05	KGEN Partners LLC Term Loan, 6.65%, 08/15/11	490,000	491,225	0.71%
11/17/04	Level 3 Financing, Inc. Bank Loan, 11.82%, 12/01/11	500,000	527,875	0.76%
04/26/06	LSP Gen Finance 2nd Lien Loan, 8.58%, 04/13/14	509,290	504,792	0.73%
01/05/06	Mirant Term Loan, 7.20%, 01/15/13	497,500	497,189	0.72%
02/03/05	Murray Bank Loan, 12.63%, 01/31/11	1,026,446	1,017,125	1.47%
10/14/05	Neiman Marcus Term Loan B, 7.34%, 03/13/13	452,441	452,958	0.65%
11/19/04	Northwest Airlines Corp. Term Loan B, 11.68%, 11/23/10	495,000	509,025	0.73%
06/29/06	NRG Energy, 7.51%, 02/01/13	501,875	501,108	0.72%
10/31/05	Targa Resources Term Loan, 6.83%, 10/05/07	1,000,000	1,002,813	1.45%
05/17/06	United Air Lines Inc. Term Loan, 8.44%, 02/01/12	253,730	252,839	0.36%
04/26/06	Venoco Inc 2nd Lien Loan, 9.63%, 04/26/11	1,007,325	1,007,500	1.45%
04/28/06	Wide Open West Loan, 10.13%, 04/28/13	500,000	501,206	0.72%

		$13,054,006	$13,012,916	18.77%

[10]	Security in default with regards to scheduled interest or principal payments.
*	Fair Valued Security. The aggregate value of fair valued securities is $2,352,779, which is 3.39% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

(IO): Interest only

(MTN): Medium term note

(STEP): Step coupon bond

See accompanying notes to schedules of portfolio investments

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2006 (Unaudited)

Issues	Principal Amount	Value
BONDS — 91.77%
ASSET-BACKED SECURITIES — 44.95%³
ABFS Mortgage Loan Trust 2002-1 A5 (STEP), 6.51%, 12/15/32	$536,473	$540,133
ABFS Mortgage Loan Trust 2002-2 A7 (STEP), 5.22%, 07/15/33	51,703	50,983
ACE Securities Corp. 2004-OP1 B, 8.82%, 04/25/347*	1,100,000	1,053,078
Asset Backed Funding Corp. NIM Trust 2005-WMC1 N1, 5.90%, 07/26/354*	695,794	689,680
CIT Group Home Equity Loan Trust 2002-1 MV2, 6.57%, 08/25/30[7]	1,275,033	1,283,811
Conseco Finance 2002-C,
BF1, 8.00%, 06/15/32	3,763,000	3,790,474
BF2, 8.00%, 06/15/324*	1,357,237	1,356,932
Conseco Finance Securitizations Corp. 2000-6 A4, 6.77%, 09/01/32	12,188	12,196
Conseco Finance Securitizations Corp. 2001-1 AIO (IO), 2.50%, 07/01/326*	882,667	9,913
Conseco Finance Securitizations Corp. 2001-4 AIO (IO), 2.50%, 09/01/336*	755,000	18,861
Conseco Finance Securitizations Corp. 2002-1 A, 6.68%, 12/01/33	314,786	313,478
Conseco Finance Securitizations Corp. 2002-2 AIO (IO), 8.50%, 03/01/336*	253,513	56,198
Deutsche Financial Capital Securitization LLC 1997-I A3, 6.75%, 09/15/27	175,864	175,012
Finance America Mortgage Loan Trust 2004-1 2A2, 5.81%, 06/25/34[7]	1,570,488	1,571,440
First Franklin Mortgage Loan Asset Backed Certificates 2004-FFH3 2A4, 5.86%, 10/25/34[7]	4,000,000	4,053,965
First Franklin NIM Trust 2005-FFH4 N2, 7.39%, 12/25/354*	1,500,000	1,494,900
FMAC Loan Receivables Trust 1998-CA A2, 6.66%, 01/15/12[4]	75,014	72,624
Green Tree Financial Corp. 1996-8 A6, 7.60%, 10/15/27	114,889	118,189
Green Tree Financial Corp. 1996-10 M1, 7.24%, 11/15/28	2,700,000	2,445,245
Green Tree Financial Corp. 1998-2 A6, 6.81%, 12/01/27[10]	1,392,454	1,379,307
Green Tree Financial Corp. 1998-4
A5, 6.18%, 04/01/30	2,867,712	2,743,635
A7, 6.87%, 04/01/30	1,207,079	1,187,713
Green Tree Financial Corp. 1998-6
A6, 6.27%, 06/01/30	6,842	6,845
A8, 6.66%, 06/01/30	1,500,000	1,409,988
Green Tree Financial Corp. 1999-1 A5, 6.11%, 09/01/23	78,170	77,732
Green Tree Financial Corp. 1999-5
A4, 7.33%, 03/01/30	37,386	37,553
A5, 7.86%, 03/01/30	202,000	174,715
Green Tree Home Improvement Loan Trust 1995-C B2, 7.60%, 07/15/20	247,671	244,735
Green Tree Home Improvement Loan Trust 1995-D B2, 7.45%, 09/15/25	458,470	458,034
Green Tree Home Improvement Loan Trust 1995-F B2, 7.10%, 01/15/21	68,855	67,271
Green Tree Recreational, Equipment & Consumer Trust 1996-C CTFS, 7.65%, 10/15/17	61,795	60,084
GSR Mortgage Loan Trust 2005-HEL1 B1, 8.32%, 11/25/307*	2,491,000	2,081,246
HFC Home Equity Loan Asset Backed Certificates 2004-1 A, 5.62%, 09/20/33[7]	1,486,293	1,491,957
IndyMac Manufactured Housing Contract 1997-1
A3, 6.61%, 02/25/28	1,491,284	1,430,857
A4, 6.75%, 02/25/28	736,341	703,392
IndyMac Manufactured Housing Contract 1998-1
A4, 6.49%, 09/25/28*	369,159	339,742
A5, 6.96%, 09/25/28*	1,318,425	1,233,139
IndyMac Manufactured Housing Contract 1998-2
A2, 6.17%, 12/25/11	377,366	360,240
A4, 6.64%, 12/25/27	803,305	770,745
MASTR ABS NIM Trust 2005-CI12 N1, 6.50%, 10/26/354*	1,038,528	1,039,950
MASTR ABS NIM Trust 2006-CI13 N1, 7.00%, 12/25/354*	2,813,590	2,816,314
MASTR ABS NIM Trust 2006-CI14
N1, 6.00%, 07/26/354*	1,842,436	1,842,563
N2, 8.00%, 07/26/354*	1,337,000	1,339,633
Merrill Lynch Mortgage Investors, Inc. 2004-HE2 A2C, 5.90%, 08/25/35[7]	4,000,000	4,048,646
Mid-State Trust 2004-1 B, 8.90%, 08/15/37	2,023,854	2,006,933
Mid-State Trust 6 A4, 7.79%, 07/01/35	81,626	82,965
Mid-State Trust 11 B, 8.22%, 07/15/38	24,834	24,085
Morgan Stanley ABS Capital I 2004-HE5 A4, 5.85%, 06/25/34[7]	2,027,570	2,033,306
Nomura Asset Acceptance Corp. 2006-S1 AIO (IO), 10.00%, 01/25/364,7*	12,550,000	1,285,388
Oakwood Mortgage Investors Inc. 1998-A A4, 6.20%, 05/15/28	7,937	7,763
Oakwood Mortgage Investors Inc. 1998-B A4, 6.35%, 03/15/17	444,544	437,260
Oakwood Mortgage Investors Inc. 1999-A A2, 5.89%, 04/15/29	458,285	427,733
Oakwood Mortgage Investors Inc. 2001-D
A2, 5.26%, 01/15/19	247,537	152,534
A3, 5.90%, 09/15/22	14,746	9,567
A4, 6.93%, 09/15/31	855,785	585,684

Oakwood Mortgage Investors Inc. 2002-A AIO (IO), 6.00%, 02/15/106*	293,103	42,438
Oakwood Mortgage Investors Inc. 2002-B
A2, 5.19%, 09/15/19	368,782	305,971
AIO (IO), 6.00%, 05/15/106*	3,053,586	493,007
Pamco CLO 1998-1A B2, 6.50%, 05/01/104,7*	2,500,000	2,389,153
Renaissance Home Equity Loan Trust 2005-2 N, 5.19%, 07/25/35[4]	703,282	696,579
Soundview NIM Trust 2005-OPT4 N1, 5.68%, 12/25/354*	1,257,072	1,251,761
Specialty Underwriting & Residential Finance 2004-BC4 A2C, 5.81%, 10/25/35[7]	3,000,000	3,032,452
START 2005-1, 5.57%, 01/21/15*	13,556,406	13,519,366
Terwin Mortgage Trust 2004-1HE A1, 5.83%, 02/25/34[4,7]	37,721	37,758
Terwin Mortgage Trust 2004-2SL AX (IO), 10.25%, 02/25/344,6*	1,600,001	27,741
Terwin Mortgage Trust 2004-6SL AX (IO), 8.00%, 06/25/344,6,7*	10,477,920	373,561
Terwin Mortgage Trust 2004-7HE A1, 5.87%, 07/25/34[4,7]	465,533	465,814
Terwin Mortgage Trust 2005-11 (STEP)
1A1A, 4.50%, 11/25/364*	1,322,807	1,315,094
1M2, 4.50%, 11/25/364*	3,500,000	3,293,041
Terwin Mortgage Trust 2005-5SL B4, 6.00%, 05/25/354*	1,000,000	927,999
Terwin Mortgage Trust 2005-P1 A, 0.00%, 11/25/35[6,11]	570	584,250
Terwin Mortgage Trust 2005-13SL P, 0.00%, 09/25/33	1,000	2,875,000
Terwin Mortgage Trust 2006-1 2P, 0.00%, 09/25/33	1,000	1,590,000
Terwin Mortgage Trust 2006-4SL P, 0.00%, 05/25/37	410	1,334,960
Terwin Mortgage Trust 2006-6SL AX, 0.00%, 05/25/37[4]	12,750,000	3,013,055
UCFC Home Equity Loan 1998-D BF1, 8.97%, 04/15/30	585	593

Total Asset-Backed Securities (Cost $95,574,650)		91,075,959

CORPORATES — 29.27%²
Automotive — 5.57%
Ford Motor Credit Co., 10.49%, 06/15/11[4,7,10]	3,995,000	4,013,277
General Motors Acceptance Corp.,
7.43%, 12/01/14[7]	2,200,000	2,135,137
8.00%, 11/01/31[10]	1,600,000	1,541,898
General Motors Corp.,
8.25%, 07/15/23	1,270,000	1,006,475
7.38%, 05/23/48	3,600,000	2,583,000

		11,279,787

Banking — 1.73%
CS First Boston London,
9.65%, 03/24/10[4,7]	1,063,000	945,762
9.65%, 03/24/10[4,7]	1,832,000	1,629,949
Deutsche Bank Capital Funding Trust VII, 5.63%, 01/19/49[4,7]	1,000,000	927,801

		3,503,512

Basic Industry — 0.29%
Barrick Gold Finance Co., 5.80%, 11/15/34	667,000	595,111

Communications — 2.01%
CCO Holdings LLC/CCO Holdings Capital Corp., 9.45%, 12/15/10[7]	2,000,000	2,050,000
Cebridge 2nd Lien PIK, 0.50%, 05/05/14[11]	1,000,000	961,667
Level 3 Financing, Inc. Bank Loan, 11.82%, 12/01/11[7,11]	1,000,000	1,055,750

		4,067,417

Electric — 0.90%
Progress Energy, Inc., 5.52%, 01/15/10[7]	1,809,000	1,816,395

Energy — 0.50%
Venoco, Inc. 2nd Lien Term Loan, 9.63%, 04/26/11[11]	1,000,000	1,007,500

Finance — 1.97%
Lehman Brothers Holdings, Inc. (MTN) H, 12.50%, 11/30/10[7]	809,000	731,336
Lehman Brothers Holdings Inc.(MTN) H, 14.50%, 06/20/16[7]	1,099,000	1,077,240
Residential Capital Corp., 6.88%, 06/29/07[7]	2,175,000	2,182,652

		3,991,228

Insurance — 2.14%
Farmers Exchange Capital, 7.05%, 07/15/28[4]	1,000,000	959,471
Nationwide Mutual Insurance Co., 6.60%, 04/15/34[4]	1,000,000	942,454
Zurich Capital Trust I, 8.38%, 06/01/37[4]	2,300,000	2,431,910

		4,333,835

Real Estate Investment Trust (REIT) — 3.04%
Healthcare Property Investors, Inc., 7.07%, 06/08/15[10]	500,000	523,783
Highwoods Properties, Inc., 7.00%, 12/01/06	3,060,000	3,069,015
HRPT Properties Trust, 5.94%, 03/16/11[7]	1,500,000	1,502,965
Shurgard Storage Centers, Inc., 7.75%, 02/22/11	1,000,000	1,065,224

		6,160,987

Secured Assets — 0.44%
Ingress I Ltd., 7.38%, 03/30/404*	1,000,000	903,438

Transportation — 10.68%
Air 2 US A, 8.03%, 10/01/20[4]	3,393,381	3,403,986
American Airlines, Inc. 1999-1 A1, 6.86%, 10/15/10	34,559	34,933
American Airlines, Inc. 2001-2 A1, 6.98%, 10/01/12	104,564	106,612
Continental Airlines, Inc. 1997-1 A, 7.46%, 10/01/16	6,671,721	6,474,309
Continental Airlines, Inc. 1997-2 A, 7.15%, 12/30/08	4,712,932	4,644,147
Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	644,430	641,455
Delta Air Lines, Inc. 2000-1
A1, 7.38%, 11/18/11[12]	14,082	14,107
A2, 7.57%, 05/18/12[10,12]	100,000	100,437
Delta Air Lines, Inc. 2001-1
A1, 6.62%, 09/18/12[12]	10,831	10,882
A2, 7.11%, 03/18/13[12]	50,000	50,314
JetBlue Airways Corp. 2004-2 G1, 5.55%, 02/15/18[7]	1,951,111	1,948,623
Northwest Airlines Corp. Term Loan B, 11.68%, 11/23/10[7,11]	990,000	1,018,050
NWA Trust A, 9.25%, 06/21/14[12]	131,646	135,102
United AirLines, Inc. 2000-2 A1, 7.03%, 04/01/12	1,019,348	1,033,364
United AirLines, Inc. 2001-1 A1, 6.07%, 09/01/14	7,043	7,030
United AirLines, Inc. Term Loan, 8.44%, 02/01/12[11]	2,000,000	2,022,708

		21,646,059

Total Corporates (Cost $59,194,903)		59,305,269

MORTGAGE-BACKED — 17.55%³
Commercial Mortgage-Backed — 2.31%
GGP Mall Properties Trust 2001-C1A D3, 7.45%, 02/15/14[4,7]	134,650	134,731
Structured Asset Securities Corp. 1996-CFL H, 7.75%, 02/25/28[4]	1,000,000	1,038,866
Terra LNR Ltd. 2006-1A,
D, 6.00%, 06/15/174*	1,000,000	999,186
E, 6.87%, 06/15/174*	2,500,000	2,504,703

		4,677,486

Non-Agency Mortgage-Backed — 6.99%
Banco de Credito Y Securitizacion SA 2001-1 AF, 8.00%, 05/31/104,6*	2,557,623	749,144
BHN I Mortgage Fund 2000-1 AF, 8.00%, 03/31/114,6*	44,821	13,128
Countrywide Alternative Loan Trust 2005-14 4X (IO), 0.76%, 05/25/356,7*	6,473,774	171,188
Countrywide Alternative Loan Trust 2005-59 2X (IO), 1.45%, 11/20/35[6,7]	10,549,312	421,972
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO), 0.00%, 05/20/46[6]	59,990,000	3,114,621
Countrywide Alternative Loan Trust 2006-0A9 X1P (IO), 0.00%, 07/20/46[6,7]	37,539,047	2,086,807
Harborview Mortgage Loan Trust 2005-1 X (IO), 0.76%, 03/19/35[6,7]	13,846,764	298,571
Harborview Mortgage Loan Trust 2005-10 X (IO), 0.88%, 11/19/35[6,7]	23,188,050	601,440
Harborview Mortgage Loan Trust 2005-12 X2A (IO), 0.62%, 10/19/35[6,7]	45,638,437	613,266
Harborview Mortgage Loan Trust 2006-1 X1 (IO), 1.22%, 03/19/37[6,7]	38,415,940	1,896,787
Harborview Mortgage Loan Trust 2006-4 X1 (IO), 1.30%, 05/19/47[6,7]	31,425,379	1,438,693
IndyMac Index Mortgage Loan Trust 2004-AR5 2A1B, 5.72%, 08/25/34[7]	2,274,875	2,283,394
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO), 0.00%, 12/25/34[6,7]	5,621,967	130,008
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A, 7.00%, 04/25/33	330,828	337,156

		14,156,175

U.S. Agency Mortgage-Backed — 8.25%
Fannie Mae 1993-80 S, 4.35%, 05/25/23[7]	34,812	32,653
Fannie Mae 1997-44 SB (IO), 3.24%, 06/25/08[7]	181,203	4,894
Fannie Mae 2000-45 SA (IO), 2.70%, 12/18/30[7]	5,366,232	291,127
Fannie Mae 2001-31 SA, 6.07%, 11/25/17[7]	409,750	409,653
Fannie Mae 2001-42 SB, 8.50%, 09/25/31[7]	3,928	4,045

Fannie Mae 2003-37 IG (IO), 5.50%, 05/25/32	3,618,549	580,582
Fannie Mae 2003-67 IH (IO), 5.00%, 01/25/25	1,764,848	92,038
Fannie Mae 2003-85 IP (IO), 5.50%, 12/25/28	135,000	21,346
Fannie Mae 2003-107 SQ (IO), 2.33%, 05/25/33[7]	969,818	47,809
Fannie Mae 2003-124
IO (IO), 5.25%, 03/25/31	2,946,741	141,562
TS, 9.80%, 01/25/34[7]	81,112	86,026
Fannie Mae 2005-47 SL, 7.50%, 06/25/35[7]	2,011,669	1,947,875
Fannie Mae Pool 555312, 5.69%, 01/01/33[7]	2,020,043	2,042,540
Fannie Mae Pool 735575, 5.50%, 12/01/18	4,584,441	4,509,223
Freddie Mac 1602 SN, 10.09%, 10/15/23[7]	14,590	15,388
Freddie Mac 2451 SP, 5.50%, 05/15/09[7]	14,634	14,443
Freddie Mac 2527 TI (IO), 6.00%, 02/15/32	1,225,005	213,086
Freddie Mac 2561 BX (IO), 5.00%, 05/15/17	2,711,275	354,384
Freddie Mac 2587 IH (IO), 5.00%, 08/15/25	2,058,130	181,630
Freddie Mac 2596 IJ (IO), 5.00%, 01/15/17	1,145,620	113,483
Freddie Mac 2642 BW (IO), 5.00%, 06/15/23	244,206	47,580
Freddie Mac 2657 LX (IO), 6.00%, 05/15/18	1,594,597	267,404
Freddie Mac 2692 EI (IO), 5.50%, 08/15/33	335,317	104,196
Freddie Mac 2764
CT, 7.50%, 03/15/34[7]	484,283	469,038
SH, 7.50%, 03/15/34[7]	431,870	420,650
Freddie Mac 2827 JT, 8.50%, 12/15/32[7]	259,224	260,885
Freddie Mac 2835 IB (IO), 5.50%, 01/15/19	2,000,000	66,810
Freddie Mac 2856 ST, 7.00%, 09/15/23[7]	788,362	770,579
Freddie Mac Pool 1B0202, 5.44%, 01/01/32[7]	2,216,244	2,211,943
Ginnie Mae 2001-31 SJ, 9.57%, 02/20/31[7]	179,097	183,826
Ginnie Mae 2003-28 LI (IO), 5.50%, 02/20/32	325,074	49,076
Ginnie Mae 2003-58 IG (IO), 5.50%, 05/17/29	200,000	25,916
Ginnie Mae 2004-8 SE, 3.66%, 11/26/23[7]	731,634	659,611
Ginnie Mae 2004-34 IA (IO), 5.50%, 12/20/31	1,088,090	67,793
Ginnie Mae 2004-69 SG, 7.00%, 08/16/33[7]	2,675	2,676

		16,711,770

Total Mortgage-Backed (Cost $40,591,719)		35,545,431

Total Bonds (Cost $195,361,272)		185,926,659

	Shares
PREFERRED STOCK — 0.74%
Automotive — 0.08%
Corts Trust for Ford Motor Co., 8.00%, 07/16/31	700	12,495
Preferred Plus Trust Ford Motor Co., 8.25%, 07/16/31	8,100	157,869

		170,364

Communications — 0.66%
Corts Trust for US West Communications, 7.50%, 11/15/43	7,118	171,508
Preferred Plus Trust Citizens Communications Co. , 8.38%, 10/01/46	12,100	303,286
Preferred Plus Trust Qwest Capital Funding,
7.75%, 02/15/31	9,650	229,091
8.00%, 02/15/31	19,500	470,730
Preferred Plus Trust Verizon Global Funding Corp., 7.63%, 12/01/30	6,100	154,086

		1,328,701

Total Preferred Stock (Cost $1,487,680)		1,499,065

	Contracts
PUT OPTIONS PURCHASED — 0.58%
Automotive — 0.58%
General Motors Corp., Put Strike $30, expires 01/20/08	200	162,000
General Motors Corp., Put Strike $35, expires 01/20/08	450	463,500
General Motors Corp., Put Strike $40, expires 01/20/08	400	552,000

Total Put Options Purchased (Cost $1,524,150)		1,177,500

	Principal Amount
SHORT TERM INVESTMENTS — 9.57%
Commercial Paper — 7.65%
ALCOA, Inc.
5.20%[5], 08/07/06	$1,500,000	1,492,417
5.35%[5], 08/18/06	1,935,000	1,921,772
Ciesco LP,
5.05%[5], 07/06/06	1,310,000	1,309,449
5.32%[5], 08/18/06	2,855,000	2,835,592
DaimlerChrysler NA Holding Corp.,
5.17%[5], 07/14/06	2,465,000	2,461,106
5.46%[5], 09/19/06	2,540,000	2,509,225
Park Avenue Receivables, 5.13%[5], 07/14/06	1,280,000	1,277,994
Preferred Receivables Funding Corp., 5.11[5]%, 07/12/06	1,700,000	1,697,828

		15,505,383

Money Market RIC — 1.87%
JPMorgan Prime Money Market Fund	3,787,700	3,787,700

U.S. Agency Discount Notes — 0.05%
Fannie Mae,
5.02%[5], 08/30/06[9]	88,000	87,271
5.03%[5], 08/16/06[9]	6,000	5,962
5.16%[5], 08/30/06[9]	1,000	992
5.22%[5], 08/30/06[9]	1,000	992
Freddie Mac, 5.03[5]%, 08/22/06[9]	8,000	7,943

		103,160

Total Short Term Investments (Cost $19,396,990)		19,396,243

Total Investments — 102.66% (Cost $217,770,092)¹		207,999,467

Liabilities Less Cash and Other Assets — (2.66)%		(5,398,750)

Net Assets — 100.00%		$202,600,717

REVERSE REPURCHASE AGREEMENTS

	Principal Amount	Market Value
Agreement with Bear Stearns Co., 5.22%, dated 05/17/06, due 08/15/06, proceeds at maturity $3,290,000, collateralized by $3,500,000 Terra LNR Ltd., 6.13% to 7.00%, due 06/15/17 (market value $6,790,000)	$(3,290,000)	$(3,290,000)

SECURITIES SOLD SHORT

	Shares	Proceeds	Market Value
Equities — 0.86%
AMR Corp.[8]	3,565	$28,671	$90,622
Continental Airlines, Inc., Cl. B8	55,490	664,809	1,653,602

Total Securities Sold Short		$693,480	$1,744,224

WRITTEN PUT OPTIONS

Contracts		Exercise Price	Premiums Received	Market Value
505	General Motors Corp. Expire January 2007	$2.50	$(74,232)	$(35,350)
1,500	General Motors Corp. Expire January 2007	7.50	(129,745)	(15,000)
2,500	General Motors Corp. Expire January 2008	7.50	(34,999)	(12,500)

	Total Written Put Options		$(238,976)	$(62,850)

FUTURES CONTRACTS: SHORT POSITIONS

Contracts		Unrealized Appreciation
14	U.S. Treasury Two Year Note Futures, September 2006	$10,891
143	U.S. Treasury Ten Year Note Futures, September 2006	48,687

	Net unrealized appreciation	$59,578

SWAPS: CREDIT DEFAULT (PURCHASED)

Notional Amount (000’s)		Unrealized (Depreciation)
1,000	Pay a fixed rate equal to 0.85% and the Fund will receive from the counterparty at par in the event of default of the Dow Jones CDX Series 5, 0.85% due 12/20/10. Counterparty: Deutsche Bank AG Expire 12/20/10	$(7,607)
3,000	Pay a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par in the event of default of the CDS-P CBS, 7.7% due 07/30/10. Counterparty: Lehman Brothers, Inc. Expire 06/20/11	(5,488)
5,000	Pay a fixed rate equal to 0.06% and the Fund will receive from the counterparty at par in the event of default of the CDS-P AIG, 0% due 11/09/31. Counterparty: Lehman Brothers, Inc. Expire 06/20/07	(1,137)
725	Pay a fixed rate equal to 2.95% and the Fund will receive from the counterparty at par in the event of default of the ABS CDS-P SABR 2005 EC1, 2.95% due 01/25/35. Counterparty: Bear Stearns Co. Expire 01/25/35	9,610
15,500	Pay a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par in the event of default of the Dow Jones CDX Series 5, 0.45% due 11/09/31. Counterparty: Bear Stearns Co. Expire 12/20/10	(55,590)

3,920	Pay a fixed rate equal to 3.95% and the Fund will receive from the counterparty at par in the event of default of the Dow Jones CDX Series 5, 3.95% due 12/20/10. Counterparty: Bear Stearns Co. Expire 12/20/10	(76,093)
1,000	Pay a fixed rate equal to 1.17% and the Fund will receive from the counterparty at par in the event of default of the Sears, Roebuck and Co., 7.00% due 02/01/11. Counterparty: Deutsche Bank AG Expire 12/20/09	(14,252)
3,500	Pay a fixed rate equal to 1.05% and the Fund will receive from the counterparty at par in the event of default of the Sears, Roebuck and Co., 6.70% due 04/15/12. Counterparty: Bear Stearns Co. Expire 06/20/10	(29,622)
2,000	Pay a fixed rate equal to 1.24% and the Fund will receive from the counterparty at par in the event of default of the Sears, Roebuck and Co., 7.00% due 02/01/11. Counterparty: Bear Stearns Co. Expire 03/20/10	(31,639)
13,000	Pay a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par in the event of default of the Southwest Airlines, Co., 6.50% due 03/01/12. Counterparty: Deutsche Bank AG. Expire 12/20/09	(171,880)
1,000	Pay a fixed rate equal to 3.40% and the Fund will receive from the counterparty at par in the event of default of the CSC Holdings, Inc., 7.63% due 04/01/11. Counterparty: Deutsche Bank AG Expire 12/20/10	(62,653)
5,000	Pay a fixed rate equal to 0.60% and the Fund will receive from the counterparty at par in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R7 M1 5.84% due 08/25/34. Counterparty: Deutsche Bank AG Expire 07/25/34	(33,250)
5,000	Pay a fixed rate equal to 0.55% and the Fund will receive from the counterparty at par in the event of default of the Fremont Home Loan Trust 2004-B M1, 5.9% due 05/25/34. Counterparty: Deutsche Bank AG Expire 07/25/34	(29,660)
5,000	Pay a fixed rate equal to 0.55% and the Fund will receive from the counterparty at par in the event of default of the Long Beach Mortgage Loan Trust 2004-3 M1, 5.75% due 07/25/34. Counterparty: Deutsche Bank AG Expire 07/25/34	(19,390)
207	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the ACE Securities Corp. 2004-RM2 B1, 7.02% due 01/25/35. Counterparty: Citigroup Inc. Expire 01/25/35	(3,197)
207	Pay a fixed rate equal to 3.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Aegis Asset Backed Securities Trust 2004-5 B3, 8.82% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	(5,130)
207	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R6 M3, 7.47% due 07/25/34. Counterparty: Citigroup Inc. Expire 07/25/34	(2,996)
207	Pay a fixed rate equal to 1.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CDC Mortgage Capital Trust 2004-HE3 B2, 7.27% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(2,682)
207	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-12 MV8, 7.12% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(3,231)
207	Pay a fixed rate equal to 2.05% and the Fund will receive the counterparty at par in the event of default of the Countrywide Asset-Backed Certificates 2004-6 M8, 7.52% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(3,318)
345	Pay a fixed rate equal to 3.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC1 B, 8.32% due 01/25/34. Counterparty: Citigroup Inc. Expire 01/25/34	(4,475)
345	Pay a fixed rate equal to 2.00% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC2 M8, 7.47% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(5,196)
207	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GSAMP Trust 2005-HE1 B2, 7.02% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	(3,400)

207	Pay a fixed rate equal to 3.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Equity Asset Trust 2004-8 B3, 8.42% due 03/25/35. Counterparty: Citigroup Inc. Expire 03/25/35	(3,901)
207	Pay a fixed rate equal to 2.03% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Long Beach Mortgage Loan Trust 2004-2 M6, 7.57% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(2,853)
207	Pay a fixed rate equal to 2.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the MASTR Asset Backed Securities Trust 2004-WMC2 M5, 7.72% due 04/25/34. Counterparty: Citigroup Inc. Expire 04/25/34	(2,464)
207	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-HE6 B2, 7.27% due 08/25/34. Counterparty: Citigroup Inc. Expire 08/25/34	(3,395)
207	Pay a fixed rate equal to 2.07% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-NC5 B2, 7.57% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(3,040)
345	Pay a fixed rate equal to 2.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the New Century Home Equity Loan Trust 2004-4 M9, 8.02% due 02/25/35. Counterparty: Citigroup Inc. Expire 02/25/35	(5,748)
207	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Residential Asset Securities Corp. 2004-KS10 M5, 7.17% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(3,186)

	Net unrealized (depreciation)	$(586,863)

SWAPS: CREDIT DEFAULT (WRITTEN)

Notional Amount (000’s)		Unrealized Appreciation
10,000	Receive a fixed rate equal to 0.50% and the Fund will pay to the counterparty at par in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R7 A4, 5.84% due 08/25/34. Counterparty: Deutsche Bank AG Expire 07/25/34	$45,710
10,000	Receive a fixed rate equal to 0.45% and the Fund will pay to the counterparty at par in the event of default of the Fremont Home Loan Trust 2004-B 2A3, 5.80% due 05/25/24. Counterparty: Deutsche Bank AG Expire 07/25/34	62,670
10,000	Receive a fixed rate equal to 0.45% and the Fund will pay to the counterparty at par in the event of default of the Long Beach Mortgage Loan Trust 2004-3 A4, 5.57% due 07/25/34. Counterparty: Deutsche Bank AG Expire 07/25/34	78,330

	Net unrealized appreciation	$186,710

Notes:

¹	Cost for Federal income tax purposes is $217,770,092 and net unrealized depreciation consists of:

Unrealized (Depreciation)
Gross unrealized appreciation	$1,809,747
Gross unrealized depreciation	(11,580,372)

Net unrealized (depreciation)	$(9,770,625)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2006 was $47,327,346 representing 23.36% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Illiquid Security.
[7]	Floating rate security. The rate disclosed is that in effect at June 30, 2006.
[8]	Non-income producing.
[9]	Securities, or a portion there of, pledged as collateral with a value of $103,160 on 157 short U.S. Treasury Notes futures contracts expiring September 2006.
[10]	Securities, or a portion there of, pledged as collateral with a value of $3,074,509 for securities sold short and options.
[11]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees.

Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
06/30/06	Cebridge 2nd Lien PIK, 0.50%, 05/05/14	$1,000,000	$961,667	0.47%
11/17/04	Level 3 Financing, Inc. Bank Loan, 11.82%, 12/01/11	1,000,000	1,055,750	0.52%
11/19/04	Northwest Airlines Corp. Term Loan B, 11.68%, 11/23/10	990,000	1,018,050	0.50%
04/19/05	Terwin Mortgage Trust 2005-P1 A, 0.00%, 11/25/35	613,286	584,250	0.29%
02/01/06	United Air Lines, Inc. Term Loan, 8.44%, 02/01/12	2,000,000	2,022,708	1.00%
04/27/06	Venoco Inc. 2nd Lien Term Loan, 9.63%, 04/26/11	1,007,325	1,007,500	0.50%

		$6,610,611	$6,649,925	3.28%

[12]	Security in default with regards to scheduled interest or principal payments.
*	Fair valued security. The aggregate value of fair valued securities is $45,631,485 which is 22.52% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

(IO): Interest only

(MTN): Medium term note

(STEP): Step coupon bond

See accompanying notes to schedules of portfolio investments

AlphaTrakSM 500 Fund

Schedule of Portfolio Investments

June 30, 2006 (Unaudited)

Issues	Principal Amount	Value
BONDS — 77.37%
ASSET-BACKED SECURITIES — 24.57%³
ACE Securities Corp. 2004-FM1 B1A, 8.82%, 09/25/33[8]	$201,619	$201,741
ACE Securities Corp. 2006-SL1 A, 5.48%, 09/25/35[8]	1,757,066	1,758,573
Amortizing Residential Collateral Trust 2002-BC4 M2, 6.47%, 07/25/32[8]	831,743	839,413
Bayview Financial Acquisition Trust 2005-C A1A, 5.48%, 06/28/44[8]	665,174	665,634
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1, 5.84%, 12/28/404,8*	2,400,000	2,413,669
Bear Stearns Asset Backed Securities, Inc. 2000-2 M1 (STEP), 8.04%, 08/25/30	1,598,216	1,606,401
Carrington Mortgage Loan Trust 2006-NC1 A2, 5.48%, 01/25/36[8]	2,200,000	2,202,345
Castle Trust 2003-1AW A1, 5.95%, 05/15/27[4,8]	817,363	817,719
CIT Group Home Equity Loan Trust 2002-1 MV2, 6.57%, 08/25/30[8]	1,054,028	1,061,284
Conseco Finance 2000-C B2, 7.25%, 07/15/298*	4,431	4,314
Conseco Finance 2002-C BF2, 8.00%, 06/15/324*	658,143	657,995
Conseco Finance Securitizations Corp. 2000-6 A4, 6.77%, 09/01/32	3,464	3,466
Countrywide Asset-Backed Certificates 2004-1 M2, 5.87%, 03/25/34[8]	2,250,000	2,263,410
Countrywide Asset-Backed Certificates 2005-13 AF1, 5.45%, 04/25/36[8]	1,882,437	1,883,945
Embarcadero Aircraft Securitization Trust 2000-A A1, 5.68%, 08/15/25[4,8]	835,000	658,084
First Alliance Mortgage Loan Trust 1994-4 A1, 9.28%, 02/25/26	2,337	2,326
GMAC Mortgage Corp. Loan Trust 2000-HE2 A1 (STEP), 5.54%, 06/25/30[8]	1,232,890	1,235,739
GMAC Mortgage Corp. Loan Trust 2001-HLT2 AII (STEP), 5.55%, 04/25/27	245,947	244,872
Green Tree Financial Corp. 1999-3 A5, 6.16%, 02/01/31	2,115	2,116
Green Tree Home Improvement Loan Trust 1995-C B2, 7.60%, 07/15/20	164,827	162,873
Green Tree Home Improvement Loan Trust 1995-F B2, 7.10%, 01/15/21	301,710	294,768
Green Tree Home Improvement Loan Trust 1996-B A, 6.45%, 10/15/15*	4,067	4,063
Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS, 7.24%, 12/15/22	204,229	200,102
Greenpoint Mortgage Funding Trust 2005-HE2 A1, 5.40%, 04/15/308*	488,267	488,575
GSAMP Trust 2004-FM1 M2, 6.72%, 11/25/33[8]	2,000,000	2,026,198
Home Equity Asset Trust 2002-4 M2, 7.87%, 03/25/33[8]	1,608,891	1,611,611
HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/114*	101,490	102,956
IndyMac Home Equity Loan Asset-Backed Trust 2002-A M1, 6.07%, 05/25/33[8]	1,500,000	1,502,302
IndyMac Home Equity Loan Asset-Backed Trust 2004-1 A, 5.20%, 04/25/26[8]	1,987,879	1,990,004
IndyMac Residential Asset Backed Trust 2006-A A2, 5.47%, 03/25/36[8]	2,305,000	2,307,460
MASTR Asset Backed Securities Trust 2006-NC1 A2, 5.46%, 01/25/36[8]	2,265,000	2,267,425
Mego Mortgage Home Loan Trust 1997-4 M1 (STEP), 7.50%, 09/25/23	158,490	157,915
Mellon Residential Funding Corp. 2001-HEIL A4 (STEP), 6.62%, 02/25/21	921,306	918,738
Oakwood Mortgage Investors, Inc. 2002-B A1, 5.43%, 05/15/13[8]	200,141	174,972
Option One Mortgage Loan Trust 2003-2 A2, 5.62%, 04/25/33[8]	128,493	128,748
Renaissance Home Equity Loan Trust 2005-2 N, 5.19%, 07/25/35[4]	395,596	391,826
Residential Funding Mortgage Securities II, Inc. 2006-HSA2 AI1, 5.43%, 03/25/36[8]	2,202,044	2,203,248
Saxon Asset Securities Trust 2005-2 A2A, 5.41%, 10/25/35[8]	661,844	662,316
Structured Asset Receivables Trust 2003-1, 5.00%, 01/21/104,8*	1,091,307	1,083,730
Structured Asset Receivables Trust 2003-2, 5.33%, 01/21/094,8*	627,172	622,818
Structured Settlements Fund 1999-A A, 7.25%, 12/20/154*	88,536	88,882
Terwin Mortgage Trust 2004-13AL 2PX (IO), 0.34%, 08/25/344,6*	21,374,039	439,734
Terwin Mortgage Trust 2005-7SL A1, 5.59%, 07/25/35[4,8]	946,514	947,922
Terwin Mortgage Trust 2005-11 1A1A (STEP), 4.50%, 11/25/364*	790,172	785,565
UCFC Home Equity Loan 1998-D MF1, 6.91%, 04/15/30	726,874	725,231
Zermatt CBO Ltd. 1A A, 5.49%, 09/01/104,8*	138,903	138,851

Total Asset-Backed Securities (Cost $41,493,008)		40,951,879

CORPORATES — 29.11%²
Automotive — 4.39%
DaimlerChrysler NA Holding Corp.,
6.16%, 08/08/06[8]	233,000	233,098
5.49%, 03/07/07[8]	1,160,000	1,160,430
Ford Motor Credit Co.,
6.64%, 01/15/10[8]	2,060,000	1,878,318
10.49%, 06/15/11[4,8]	766,000	769,504
General Motors Acceptance Corp., 7.43%, 12/01/14[8]	3,366,000	3,266,760

		7,308,110

Banking — 3.93%
Chase Capital I, 7.67%, 12/01/26	600,000	625,977
CS First Boston London,
9.65%, 03/24/10[4,8]	1,322,000	1,176,197
9.65%, 03/24/10[4,8]	522,000	464,429
Popular North America, Inc., 5.65%, 12/12/07[8]	915,000	917,061
Roslyn Bancorp, Inc., 5.75%, 11/15/07	1,200,000	1,190,467
Societe Generale (EMTN), 5.72%, 10/29/49[8]	700,000	700,074
State Street Institutional Capital B, 8.04%, 03/15/27[4]	1,410,000	1,482,588

		6,556,793

Basic Industry — 1.84%
Oregon Steel Mills, Inc., 10.00%, 07/15/09	1,795,000	1,884,750
Steel Dynamics, Inc., 9.50%, 03/15/09	1,150,000	1,185,938

		3,070,688

Communications — 1.99%
Cebridge 2nd Lien PIK, 0.50%, 05/05/14	1,000,000	970,000
Lenfest Communications, Inc., 7.63%, 02/15/08	1,000,000	1,025,269
Qwest Capital Funding, Inc., 7.75%, 08/15/06	700,000	703,500
Qwest Corp. Bank Loan, 9.02%, 06/30/07[10]	600,000	610,275

		3,309,044

Consumer Products — 0.60%
SABMiller PLC, 5.78%, 07/01/09[4,8]	1,000,000	1,000,245

Electric — 2.75%
East Coast Power LLC, 6.74%, 03/31/08	830,431	833,302
Entergy Gulf States, Inc., 6.02%, 12/08/08[4,8]	1,500,000	1,502,295
Florida Power Corp., 5.57%, 11/14/08[8]	1,430,000	1,431,906
TECO Energy, Inc., 7.15%, 05/01/10[8]	800,000	822,000

		4,589,503

Finance — 2.42%
Bear Stearns Cos., Inc. (The), 5.36%, 01/31/11[8]	620,000	621,132
Countrywide Financial Corp., 5.68%, 03/24/09[8]	1,400,000	1,401,632
Goldman Sachs Group, Inc., 5.44%, 03/02/10[8]	812,000	813,276
Residential Capital Corp., 6.90%, 04/17/09[4,8]	1,190,000	1,190,826

		4,026,866

Insurance — 0.83%
Zurich Capital Trust I, 8.38%, 06/01/37[4]	1,314,000	1,389,361

Natural Gas — 0.84%
Sempra Energy, 5.66%, 05/21/08[8]	1,400,000	1,401,317

Real Estate Investment Trust (REIT) — 4.98%
Brandywine Operating Partnership LP, 5.41%, 04/01/09[8]	1,125,000	1,126,393
Duke Realty LP, 5.70%, 12/22/06[8]	1,180,000	1,181,142
EOP Operating LP, 5.59%, 10/01/10[8]	1,670,000	1,689,153
Highwoods Properties, Inc.,
7.00%, 12/01/06	830,000	832,445
7.13%, 02/01/08	995,000	1,010,624
HRPT Properties Trust, 5.94%, 03/16/11[8]	1,200,000	1,202,372
Summit Properties Partnership LP, 7.20%, 08/15/07	1,250,000	1,260,154

		8,302,283

Transportation — 4.54%
Air 2 US A, 8.03%, 10/01/20[4]	1,325,929	1,330,072
American Airlines, Inc. 2002-1 G, 6.07%, 03/23/09[8]	663,722	666,373
Continental Airlines, Inc. 1997-1 A, 7.46%, 10/01/16	969,760	941,065
Continental Airlines, Inc. 1997-2 A, 7.15%, 12/30/08	449,559	442,998
Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	871,604	867,580
Northwest Airlines Corp. Term Loan A, 10.03%, 11/19/09[8,10]	1,000,000	1,017,917
United AirLines, Inc. 2000-2 A-1, 7.03%, 04/01/12[9]	766,371	776,909
United AirLines, Inc. Term Loan, 8.44%, 02/01/12[10]	1,500,000	1,517,031

		7,559,945

Total Corporates (Cost $48,735,550)		48,514,155

MORTGAGE-BACKED — 23.69%³
Commercial Mortgage-Backed — 1.37%
Structured Asset Securities Corp., 2002-5A 6A, 6.84%, 04/25/32[8]	37,669	37,597

Terra LNR Ltd. 2006-1A
D, 6.00%, 06/15/174,8*	1,500,000	1,498,779
E, 6.87%, 06/15/174,8*	750,000	751,411

		2,287,787

Non-Agency Mortgage-Backed — 10.96%
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41, 5.14%, 02/25/34[8]	896,095	880,582
Countrywide Alternative Loan Trust 2005-14 4X (IO), 0.76%, 05/25/356,8*	4,219,513	111,578
Countrywide Alternative Loan Trust 2005-27 2A1, 5.49%, 08/25/358*	1,744,946	1,753,561
Countrywide Alternative Loan Trust 2005-59
1A1, 5.60%, 11/20/35[8]	2,125,683	2,134,819
2X (IO), 1.45%, 11/20/35[6,8]	5,274,656	210,986
Countrywide Alternative Loan Trust 2005-61 2A1, 5.60%, 12/25/35[8]	1,093,212	1,095,633
Countrywide Alternative Loan Trust 2005-72 A1 (STEP), 5.59%, 1/25/36[8]	1,999,516	2,002,769
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO), 0.00%, 05/20/46[6]	8,660,000	449,619
Harborview Mortgage Loan Trust 2005-1 X (IO), 0.76%, 03/19/35[6,8]	5,017,543	108,191
Harborview Mortgage Loan Trust 2005-10 X (IO), 0.88%, 11/19/35[6,8]	6,670,217	173,009
IndyMac Index Mortgage Loan Trust 2004-AR12
A1, 5.71%, 12/25/34[8]	1,165,160	1,168,980
AX2(IO), 0.00%, 12/25/34[6,8]	3,559,221	82,307
IndyMac Index Mortgage Loan Trust 2004-AR7 A2, 5.75%, 09/25/34[8]	1,021,434	1,025,778
MASTR Adjustable Rate Mortgages Trust 2004-13 3A2, 3.79%, 11/21/34[8]	314,868	313,654
MASTR Seasoned Securities Trust 2004-1 4A1, 5.19%, 10/25/32[8]	929,946	922,104
MASTR Seasoned Securities Trust 2005-1 4A1, 5.82%, 10/25/32[8]	1,171,335	1,168,084
Residential Accredit Loans, Inc. 2002-QS17 NB1, 6.00%, 11/25/32	158,046	157,644
Residential Asset Mortgage Products, Inc. 2003-SL1 A11, 7.13%, 03/25/16	783,624	790,443
Summit Mortgage Trust 2000-1 B5, 6.23%, 12/28/124,8*	1,098	1,062
Washington Mutual, Inc. 2002-AR18 A, 4.12%, 01/25/33[8]	580,109	571,446
Washington Mutual, Inc. 2004-AR12 A4A, 5.38%, 10/25/44[8]	599,017	599,694
Washington Mutual, Inc. 2005-AR1 A2A2, 5.57%, 01/25/45[8]	912,993	914,458
Washington Mutual, Inc. 2005-AR2 2A22, 5.54%, 01/25/45[8]	847,779	849,654
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A, 7.00%, 12/25/33	760,905	775,459

		18,261,514

U.S. Agency Mortgage-Backed — 11.36%
Fannie Mae 1993-95 SB, 15.05%, 06/25/08[8]	2,212	2,394
Fannie Mae 1997-91 SL (IO), 5.78%, 11/25/23[8]	570,083	67,172
Fannie Mae 2001-60 JZ, 6.00% 03/25/31	71,163	70,902
Fannie Mae 2003-37 IG (IO), 5.50%, 05/25/32	882,573	141,605
Fannie Mae 2003-62 IG (IO), 5.00%, 10/25/31	1,000,000	320,940
Fannie Mae 2003-91 IQ (IO), 5.50%, 06/25/26	963,154	59,392
Fannie Mae G-36 ZB, 7.00%, 11/25/21	6,287	6,475
Fannie Mae Pool 646884, 5.53%, 05/01/32[8]	485,347	483,302
Fannie Mae (TBA), 5.50%, 07/15/21	11,612,000	11,397,898
Freddie Mac 2 L, 8.00%, 11/25/22	55,615	57,128
Freddie Mac 2080 PJ, 6.50%, 08/15/28	811,253	821,489
Freddie Mac 2535 LI (IO), 5.50%, 08/15/26	339,003	17,524
Freddie Mac 2557 IM (IO), 5.50%, 03/15/22	247,161	3,004
Freddie Mac Pool 788498, 6.44%, 02/01/30[8]	1,269,576	1,289,946
Freddie Mac Pool 847288, 3.14%, 05/01/34[8]	1,960,040	1,951,623
Freddie Mac Pool 1L0113, 5.94%, 05/01/35[8]	1,278,230	1,296,766
Ginnie Mae 2003-75 CI (IO), 5.50%, 01/20/21	880,859	19,485
Ginnie Mae 2004-34 IA (IO), 5.50%, 12/20/31	1,300,000	80,996
Ginnie Mae II Pool 80968, 5.00%, 07/20/34[8]	837,051	834,706

		18,922,747

Total Mortgage-Backed (Cost $41,860,892)		39,472,048

U.S. AGENCY SECURITIES — 11.63%
U.S. Agency Securities — 11.63%
Fannie Mae,
2.63%, 11/15/06	4,668,000	4,621,026
4.75%, 08/25/08	1,170,000	1,153,777
4.50%, 10/15/08	3,810,000	3,736,718
Freddie Mac,
3.63%, 02/15/07	2,090,000	2,065,973
4.50%, 08/22/07	5,005,000	4,945,521
4.75%, 10/17/08	2,910,000	2,857,841

Total U.S. Agency Securities (Cost $19,496,293)		19,380,856

Total Bonds (Cost $151,585,743)		148,318,938

	Shares
PREFERRED STOCK — 0.36%
Finance — 0.36%
Woodbourne Pass-Through Trust, 6.24%, 12/31/49[4]	6	604,313

Total Preferred Stock (Cost $600,000)		604,313

	Principal Amount
SHORT TERM INVESTMENTS — 19.33%
Commercial Paper — 10.81%
ALCOA, Inc.
5.10%[5], 07/11/06	$1,885,000	1,882,864
5.32%[5], 09/12/06	2,115,000	2,092,367
Ciesco LP, 5.03[5]%, 07/06/06	570,000	569,761
CIT Group Inc.,
5.06%[5], 07/05/06	3,065,000	3,064,138
5.29%[5], 09/12/06	1,000,000	997,796
DaimlerChrysler NA Holding Corp., 5.18%[5], 07/14/06	1,715,000	1,712,286
General Electric Capital Corp.,
5.27%[5], 09/13/06	905,000	895,320
5.27%[5], 09/13/06	1,960,000	1,939,036
National Rural Utilities Cooperative Finance Corp., 5.27%[5], 08/10/06	1,265,000	1,257,963
Preferred Receivables Funding Corp., 5.12%[5], 07/12/06	3,345,000	3,340,718
Ranger Funding Co. LLC, 5.04%[5], 07/06/06	268,000	267,887

		18,020,136

Money Market RIC — 2.43%
JPMorgan Prime Money Market Fund	4,053,497	4,053,497

U.S. Agency Discount Notes — 5.63%
Fannie Mae,
4.98%[5], 08/23/06[7]	130,000	129,047
5.05%[5], 08/24/06[7]	135,000	133,991
5.13%[5], 09/06/06[7]	35,000	34,671
5.19%[5], 09/13/06	1,890,000	1,870,325
5.02%[5], 08/30/06[7]	46,000	45,619
5.02%[5], 08/30/06[7]	6,610,000	6,555,210
Freddie Mac, 5.20[5]%, 09/19/06[7]	625,000	617,952

		9,386,815

U.S. Treasury Bill — 0.46%
U.S. Treasury Bill, 4.67%[5], 07/06/06	755,000	754,706

Total Short Term Investments (Cost $32,209,335)		32,215,154

Total Investments — 108.69% (Cost $184,395,078)¹		181,138,405

Liabilities in Excess of Other Assets — (8.69)%		(14,484,065)

Net Assets — 100.00%		$166,654,340

SWAPS: TOTAL RETURN

Notional Amount (000’s)		Unrealized (Depreciation)
26,596	S&P 500 Total Return issued by Credit Suisse First Boston, 0.07%[8], Expire 10/03/06	$(383,138)

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized (Depreciation)
446	S&P 500 Index, September 2006	$(1,973,688)

Notes:

¹	Cost for Federal income tax purposes is $184,395,078 and net unrealized appreciation consists of:

Unrealized (Depreciation)
Gross unrealized appreciation	$480,612
Gross unrealized depreciation	(3,737,285)

Net unrealized (depreciation)	$(3,256,673)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2006 was $22,310,833 representing 13.39% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Illiquid Security.
[7]	Securities, or a portion there of, pledged as collateral with a value of $7,516,490 on 446 long S&P 500 Index futures contracts.
[8]	Floating rate security. The rate disclosed is that in effect at June 30, 2006.
[9]	Securities in default with regards to scheduled interest or principal payments.
[10]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
07/05/05	Northwest AirLines Corp. Term Loan A, 10.03%, 11/19/09	$953,903	$1,017,917	0.61%
06/05/03	Qwest Corp. Bank Loan, 9.02%, 06/30/07	598,533	610,275	0.37%
02/01/06	United AirLines, Inc. Term Loan 8.88%, 02/01/12	1,500,000	1,517,031	0.91%

		$3,052,436	$3,145,223	1.89%

*	Fair valued security. The aggregate value of fair valued securities is $10,947,543 which is 6.57% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

(EMTN): Euro Medium term note

(IO): Interest only

(MTN): Medium term note

(STEP): Step coupon bond

(TBA): To be announced

See accompanying notes to scedules of portfolio investments

Metropolitan West Funds

Notes to Schedules of Portfolio Investments

June 30, 2006 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds:

Security Valuation:

The Funds value securities pursuant to policies and procedures approved by the Board of Trustees. Fixed-income securities for which market quotations are readily available are valued prices as provided by independent pricing vendors. The Funds receive pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of values obtained from yield data relating to investments of securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. However, securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendor’s prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser, in consultation with a market maker, initially selects a proxy comprised of a relevant security (i.e. U.S. Treasury Note) or benchmark (i.e. LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. Once each month the Adviser obtains from one or more dealers an independent review of prices produced by the benchmark system as well as a review of the benchmark selected to adjust the price. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board of Trustees. Debt securities, which mature in less than 60 days, are valued at amortized cost if their original maturity was 60 days or less. If their original term to maturity exceeded 60 days, they are valued by amortizing the value as of the 61st day prior to maturity (unless the Board of Trustees determines that this method does not represent fair value). S&P 500 futures contracts are valued at the first sale price after 4 p.m. EST on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board of Trustees.

2.	FEDERAL TAX INFORMATION:

No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2006.

Capital Loss Carryforwards:

At March 31, 2006, the following Funds had available for Federal income tax purposes unused capital losses as follows:

Fund	Expiring in 2010	Expiring in 2011	Expiring in 2013	Expiring in 2014
Low Duration Bond Fund	$6,637,930	$1,278,315	—	$27,643,786
Intermediate Bond Fund	—	—	—	215,711
Total Return Bond Fund	—	19,394,108	$206,379	54,757,733
High Yield Bond Fund	—	—	—	315,402
Strategic Income Fund	—	—	—	1,558,059
Alpha Trak 500 Fund	—	10,363,532	—	—

Post-October Loss:

Under the current tax law, capital losses realized after October 31 and prior to the Funds’ fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended March 31, 2006, the following funds had post October losses.

Fund
Ultra Short Bond Fund	$17,698
Low Duration Bond Fund	3,141,195
Intermediate Bond Fund	263,577
Total Return Bond Fund	32,747,399
Strategic Income Fund	598,728

For additional information regarding the accounting policies of the Metropolitan West Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Metropolitan West Funds

By (Signature and Title)*	/s/ SCOTT B. DUBCHANSKY
Scott B. Dubchansky, Chairman and President (Principal Executive Officer)

Date 8/29/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ SCOTT B. DUBCHANSKY
Scott B. Dubchansky, Chairman and President (Principal Executive Officer)

Date 8/29/06

By (Signature and Title)*	/s/ JOSEPH D. HATTESOHL
Joseph D. Hattesohl, Treasurer (Principal Financial Officer)

Date 8/29/06

*	Print the name and title of each signing officer under his or her signature.